Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2025
Investments in Associates and Joint Ventures [Abstract]
Investments in Associates and Joint Ventures

17.	Investments in Associates and Joint Ventures

(1)	Investments in associates and joint ventures as of December 31, 2024 and 2025 are as follows:

2024
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation (*9)	Importing and wholesaling LNG	Korea	20.47%	￦	94,500	2,289,304
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	Korea	29.00%		4,727	30,177
Gangwon Wind Power Co., Ltd. (*1)	Power generation	Korea	15.00%		5,725	11,693
Hyundai Green Power Co., Ltd.	Power generation equipment consignment and operation service	Korea	29.00%		88,885	87,393
Korea Power Exchange (*2)	Management of power market and others	Korea	100.00%		127,839	273,962
Taebaek Guinemi Wind Power Co., Ltd. (*26)	Power generation	Korea	67.25%		12,637	13,559
Daeryun Power Co., Ltd. (*1)	Power generation	Korea	6.85%		46,373	31,093
KNH Solar Co., Ltd.	Power generation	Korea	27.00%		1,296	2,165
SPC Power Corporation (*27)	Power generation	Philippines	38.00%		20,635	107,574
Gemeng International Energy Co., Ltd.	Power generation	China	42.00%		516,007	728,338
PT. Cirebon Electric Power	Power generation	Indonesia	27.50%		40,365	157,530
KNOC Nigerian East Oil Co., Ltd. (*3)	Resources development	Nigeria	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd. (*3)	Resources development	Nigeria	14.63%		12	—
PT Wampu Electric Power	Power generation	Indonesia	46.00%		21,292	39,268
PT. Bayan Resources TBK	Resources development	Indonesia	20.00%		615,860	717,376
S-Power Co., Ltd.	Power generation	Korea	49.00%		132,300	180,372
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	Laos	25.00%		87,426	73,065
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	Indonesia	29.00%		2,978	5,735
Noeul Green Energy Co., Ltd.	Power generation	Korea	29.00%		1,740	—
Goseong Green Power Co., Ltd.	Power generation	Korea	29.00%		262,740	284,542
Gangneung Eco Power Co., Ltd.	Power generation	Korea	29.00%		261,000	241,814
Shin Pyeongtaek Power Co., Ltd.	Power generation	Korea	40.00%		72,000	139,059
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	Korea	28.00%		194	360
Dongducheon Dream Power Co., Ltd. (*4)	Power generation	Korea	33.61%		148,105	91,351
Jinbhuvish Power Generation Pvt. Ltd. (*1)	Power generation	India	5.16%		9,000	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	Korea	46.59%		5,190	1,490
GS Donghae Electric Power Co., Ltd.	Power generation	Korea	34.00%		204,000	279,432
Daegu Photovoltaic Co., Ltd.	Power generation	Korea	29.00%		1,230	2,535
Busan Green Energy Co., Ltd.	Power generation	Korea	29.00%		5,243	2,334
Hansuwon KNP Co., Ltd.	Electric material agency	Korea	28.98%		537	674
Korea Electric Power Corporation Fund (*5)	Developing electric enterprises	Korea	98.09%		11,210	13,353
Energy Infra Asset Management Co., Ltd. (*31)	Asset management	Korea	9.90%		297	1,268
YaksuESS Co., Ltd.	Installing ESS related equipment	Korea	29.00%		210	162
Nepal Water & Energy Development Company Private Limited (*6)	Construction and operation of utility plant	Nepal	68.88%		110,332	170,955
Gwangyang Green Energy Co., Ltd.	Power generation	Korea	20.00%		26,800	24,217
PND solar Co., Ltd.	Power generation	Korea	29.00%		1,250	1,735
Hyundai Eco Energy Co., Ltd. (*1)	Power generation	Korea	19.00%		3,610	8,493
YeongGwang Yaksu Wind Electric Co., Ltd. (*1)	Power generation	Korea	9.63%		533	41
Green Energy Electricity Generation Co., Ltd.	Power generation	Korea	29.00%		1,189	—
Korea Energy Solutions Co., Ltd.	R & D	Korea	20.00%		300	197
ITR Co., Ltd. (*30)	R & D	Korea	8.70%		50	—
STN Co., Ltd.	Technical testing and consulting	Korea	20.00%		25	407
Indeck Niles Development, LLC	Power generation	USA	50.00%		249,274	370,970
Indeck Niles Asset Management, LLC	Power generation	USA	33.33%		—	60
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Holding company	Korea	49.00%		6,108	6,119
Suwon New Power Co., Ltd.	Power generation	Korea	39.90%		798	914
Gwangbaek Solar Power Investment Co., Ltd.	Power generation	Korea	44.00%		4,757	5,155
Go deok Clean Energy Co., Ltd.	Fuel cell generation	Korea	40.00%		5,560	5,301
SureDataLab Co., Ltd.	R & D	Korea	23.95%		126	48

2024
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
SEP Co., Ltd.	R & D	Korea	21.26%	￦	27	—
Hankook Electric Power Information Co., Ltd. (*11)	R & D	Korea	16.16%		38	212
Tronix Co., Ltd. (*11)	R & D	Korea	12.50%		75	146
O2&B Global Co., Ltd.	R & D	Korea	20.00%		25	—
Muan Sunshine Solar Power Plant Co., Ltd.	Power generation	Korea	20.00%		1,570	2,772
Bigeum Resident Photovoltaic Power Co., Ltd. (*29)	Power generation	Korea	27.31%		11,214	7,908
Goesan Solar Park Co., Ltd.	Power generation	Korea	29.00%		1,276	3,133
Saemangeum Heemang Photovoltaic Co., Ltd.	Power generation	Korea	35.00%		11,022	16,137
Bitgoel Eco Energy Co., Ltd.	Power generation	Korea	49.25%		7,880	13,701
Jeju Gimnyeong Wind Power Co., Ltd.	Power generation	Korea	30.00%		714	250
Seoroseoro Sunny Power Plant Co., Ltd.	Power generation	Korea	42.58%		706	1,030
Muan Solar park Co., Ltd.	Power generation	Korea	20.00%		4,400	6,267
YuDang Solar Co., Ltd.	Power generation	Korea	20.00%		360	617
Anjwa Smart Farm & Solar City Co., Ltd.	Power generation	Korea	20.00%		5,651	8,298
KPE Green Energy Co., Ltd.	Power generation	Korea	25.36%		3,910	8,230
G.GURU Co., Ltd.	R & D	Korea	24.65%		493	34
UD4M Co., Ltd. (*8)	R & D	Korea	12.50%		75	121
Dongbu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		190	512
Seobu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		195	579
Korea Energy Data Co., Ltd.	R & D	Korea	29.37%		60	23
Gangneung Sacheon Fuel Cell Co., Ltd.	Power generation	Korea	41.00%		5,695	9,306
Taebaek Gadeoksan Wind Power Co., Ltd.	Power generation	Korea	34.00%		12,570	22,909
Chuncheon Green Energy Co., Ltd.	Power generation	Korea	45.00%		9,540	17,672
Yeomsubong Wind Power Co., Ltd.	Power generation	Korea	29.00%		1,411	603
Yeongyang Wind Power Corporation II	Power generation	Korea	30.00%		7,965	11,301
Haeparang Energy Co., Ltd.	Power generation	Korea	25.00%		2,241	1,950
Saemangeum Sebit Power Plant Co., Ltd. (*10)	Power generation	Korea	55.14%		21,037	37,110
PlatformN. Co., Ltd.	R & D	Korea	29.58%		105	—
PT. Cirebon Energi Prasarana (*7)	Power generation	Indonesia	10.00%		26,710	96,846
Green Radiation Co., Ltd. (*11)	R & D	Korea	9.00%		20	—
Future Convergence Technology Laboratory. Co., Ltd.	R & D	Korea	20.12%		76	22
Eco Motion Co., Ltd.	R & D	Korea	20.00%		90	229
REC’s Innovation Co., Ltd. (*31)	R & D	Korea	11.04%		81	155
ACE	R & D	Korea	20.00%		25	5
Environment and Energy Co., Ltd. (*11)	R & D	Korea	10.54%		11	3
Santiago Solar Power SpA	Power generation	Chile	50.00%		13,851	6,961
Yanggu Floating Photovoltaic Power Plant Inc.	Power generation	Korea	29.00%		904	846
Power Embedded	R & D	Korea	23.33%		70	68
Changwon SG Energy Co., Ltd. (*11)	Power generation	Korea	18.78%		900	682
Donpyung Technology. Co., Ltd.	R & D	Korea	20.00%		125	281
HORANG ENERGY Inc.	Power generation	Korea	40.00%		4,240	3,808
Hoenggye Renewable Energy Co., Ltd	Power generation	Korea	36.12%		2,375	2,375
Haman Green Energy Co., Ltd.	Power generation	Korea	35.00%		4,771	2,810
Songsan Green Energy Co., Ltd. (*6)	Power generation	Korea	60.00%		8,400	7,908
SkyPic Inc.	R & D	Korea	20.00%		26	26
HyChangwon Fuel Cell. Co., Ltd.	Power generation	Korea	40.00%		9,396	9,278
Dreams Co.,Ltd. (*11)	R & D	Korea	11.00%		11	11
DEEPAI Co.,Ltd. (*11, 36)	R & D	Korea	1.20%		11	11
Amaala Sustainable Company for Energy LLC (*7)	Power generation	Saudi Arabia	10.00%		18	18

				￦	3,394,833	6,704,754

2024
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Shuweihat Asia Power Investment B.V.	Holding company	Netherlands	49.00%	￦	44,405	86,450
Shuweihat Asia Operation & Maintenance Company (*12)	Maintenance of utility plant	Cayman	55.00%		30	2,138
Waterbury Lake Uranium L.P. (*13)	Resources development	Canada	29.68%		20,753	23,756
ASM-BG Investicii AD	Power generation	Bulgaria	50.00%		9,846	16,936
RES Technology AD	Power generation	Bulgaria	50.00%		11,922	15,069
KV Holdings, Inc. (*27)	Power generation	Philippines	40.00%		2,103	6,921
KEPCO SPC Power Corporation (*12,27)	Construction and operation of utility plant	Philippines	60.00%		94,579	159,139
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	China	40.00%		16,621	7,919
Datang Chifeng Renewable Power Co., Ltd.	Power generation	China	40.00%		121,928	204,516
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	China	40.00%		39,872	48,325
Rabigh Electricity Company(*13)	Power generation	Saudi arabia	40.00%		109,743	269,893
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	Saudi arabia	40.00%		70	8,311
Jamaica Public Service Company Limited	Power generation	Jamaica	40.00%		301,910	412,616
KW Nuclear Components Co., Ltd.	Manufacturing	Korea	45.00%		833	18,758
Busan Shinho Solar Power Co., Ltd.	Power generation	Korea	25.00%		2,100	6,993
Global Trade Of Power System Co., Ltd. (*14)	Exporting products and technology of small or medium business by proxy	Korea	29.00%		290	696
Expressway Solar-light Power Generation Co., Ltd.	Power generation	Korea	50.00%		1,856	5,771
Amman Asia Electric Power Company (*12)	Power generation	Jordan	60.00%		111,476	268,864
KAPES, Inc. (*12)	R & D	Korea	51.00%		5,629	—
Honam Wind Power Co., Ltd.	Power generation	Korea	29.00%		3,480	4,833
Korea Power Engineering Service Co., Ltd.	Construction and service	Korea	29.00%		290	6,054
Chun-cheon Energy Co., Ltd.	Power generation	Korea	29.90%		52,700	36,599
Yeonggwangbaeksu Wind Power Co., Ltd. (*14)	Power generation	Korea	15.00%		3,000	3,729
Nghi Son 2 Power LLC	Power generation	Vietnam	50.00%		175,261	563,079
Kelar S.A. (*12)	Power generation	Chile	65.00%		78,060	152,367
PT. Tanjung Power Indonesia	Power generation	Indonesia	35.00%		57,039	100,580
Incheon New Power Co., Ltd. (*16)	Power generation	Korea	29.00%		461	302
Seokmun Energy Co., Ltd.	Power generation	Korea	29.00%		15,370	15,456
Daehan Wind Power PSC	Power generation	Jordan	50.00%		7,493	21,327
Barakah One Company (*17)	Power generation	UAE	18.00%		118	—
Nawah Energy Company (*17)	Operation of utility plant	UAE	18.00%		296	392
MOMENTUM	International thermonuclear experimental reactor construction management	France	33.33%		1	195
Daegu Green Power Co., Ltd. (*18)	Power generation	Korea	29.00%		46,225	30,513
Yeonggwang Wind Power Co., Ltd.	Power generation	Korea	46.00%		17,475	26,146
Chester Solar IV SpA (*15)	Power generation	Chile	90.00%		2,776	1,452
Chester Solar V SpA (*15)	Power generation	Chile	90.00%		634	262
Diego de Almagro Solar SpA (*15)	Power generation	Chile	90.00%		2,902	1,700
South Jamaica Power Company Limited	Power generation	Jamaica	20.00%		20,430	48,760
Daesan Green Energy Co., Ltd.	Power generation	Korea	35.00%		17,850	25,331
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	89,780
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	55,622
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	59,806
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	8,119
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	2,857
Laurel SpA (*15)	Power generation	Chile	90.00%		2,156	1,432
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd (*14)	Power generation	Australia	12.37%		4,095	1,149
Cheong-Song Noraesan Wind Power Co., Ltd. (*13)	Power generation	Korea	29.01%		3,200	4,317

2024
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Chester Solar I SpA (*15)	Power generation	Chile	90.00%	￦	1,316	1,649
Solar Philippines Calatagan Corporation	Power generation	Philippines	38.00%		47,903	63,695
Saemangeum Solar Power Co., Ltd. (*19)	Power generation	Korea	81.01%		26,400	23,277
Chungsongmeon BongSan wind power Co., Ltd. (*14)	Power generation	Korea	29.00%		2,900	2,590
Jaeun Resident Wind Power Plant Co., Ltd. (*14)	Power generation	Korea	29.00%		2,494	2,045
DE Energia SpA	Power generation	Chile	49.00%		8,364	11,062
Dangjin Eco Power Co., Ltd.	Power generation	Korea	34.00%		25,661	26,867
Haemodum Solar Co., Ltd.	Power generation	Korea	49.00%		2,940	3,230
Yangyang Wind Power Co., Ltd.	Power generation	Korea	50.00%		12,000	11,640
HORUS SOLAR, S.A. DE C.V. (*20)	Renewable power generation	Mexico	14.95%		5,068	1,488
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V. (*20)	Renewable power generation	Mexico	14.95%		3,678	4,452
SUNMEX RENOVABLES, S.A. DE C.V. (*20)	Renewable power generation	Mexico	14.95%		1,678	1,687
Stavro Holding II A.B.	Holding company	Sweden	20.00%		18,566	16,459
Solaseado Solar Power Co., Ltd.	Power generation	Korea	39.00%		7,020	22,793
Yeongam Solar Power Co., Ltd. (*14)	Power generation	Korea	19.00%		6,460	11,828
Samsu Wind Power Co., Ltd. (*14)	Power generation	Korea	19.00%		2,637	2,851
Pulau Indah Power Plant Sdn. Bhd.	Power generation	Malaysia	25.00%		39,052	50,721
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Holding company	Korea	29.53%		20,857	15,433
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream (*12)	Holding company	Korea	90.00%		14,848	15,496
PT Barito Wahana Tenaga	Power generation	Indonesia	30.61%		59,574	207,565
Cheongna Energy Co., Ltd. (*19)	Generating and distributing vapor and hot/cold water	Korea	50.10%		49,344	46,158
Naepo Green Energy Co., Ltd.	Power generation	Korea	29.20%		29,200	48,031
Boim Combined Heat and Power Generation Co., Ltd. (*21)	Power generation	Korea	30.66%		71,070	—
OneEnergy Asia Limited	Power generation	Vietnam	40.00%		258,011	465,349
KAS INVESTMENT I LLC (*13)	Holding company	USA	29.89%		23,437	6,078
KAS INVESTMENT II LLC (*13)	Holding company	USA	29.89%		23,343	6,040
Energyco Co., Ltd.	Power generation	Korea	29.00%		1,659	2,322
CAES, LLC	Holding company	USA	36.00%		19,414	20,659
Hapcheon Floating Photovoltaic Power Plant Inc. (*14)	Power generation	Korea	49.00%		7,512	11,334
Busan Industrial Solar Power Co., Ltd.	Power generation	Korea	28.02%		510	1,160
Bitsolar Energy Co., Ltd.	Power generation	Korea	27.10%		352	—
Pulau Indah O&M Sdn. Bhd. (*14)	Power generation	Malaysia	40.00%		—	—
Guadalupe Solar SpA (*22)	Power generation	Chile	60.00%		1,397	781
Omisan Wind Power Co., Ltd.	Power generation	Korea	42.00%		10,752	10,859
Foresight Iberian Solar Group Holding, S.L. (*22)	Power generation	Spain	75.00%		10,564	—
Yeongwol Eco Wind Co., Ltd.	Power generation	Korea	29.00%		3,089	890
Gurae Resident Power Co., Ltd.	Power generation	Korea	29.00%		386	333
Cheongju Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,858	10,636
Enel X Midland Photovoltaic, LLC	Power generation	Korea	20.00%		2,211	2,715
Geumsungsan Wind Power Co., Ltd.	Power generation	Korea	29.00%		6,531	7,840
KEPCO KPS CARABAO Corp. (*16)	Utility plant maintenance	Philippines	40.00%		93	—
Prime Swedish Holding AB	Holding company	Sweden	45.00%		35,410	37,559
Goheung New Energy Co., Ltd.	Power generation	Korea	46.15%		12,959	15,768
Gunsan Land Solar Co., Ltd. (*22,28)	Power generation	Korea	75.29%		19,091	23,163
CapMan Lynx SCA, SICAR	Holding company	Luxembourg	50.00%		9,601	—
International Offshore Power Transmission Holding Company Limited	Undersea transmission network operation	UAE	35.00%		—	11,038
Pyeongchang Wind Power Co., Ltd. (*25)	Power generation	Korea	58.00%		9,329	12,147
Eumseong Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,741	11,613
Changwon Nu-ri Energy Co., Ltd. (*14)	Fuel cell generation	Korea	61.00%		8,095	7,658
PungBack Wind Farm Corporation (*24)	Power generation	Korea	32.89%		7,885	7,760

2024
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Trumbull Asset Management, LLC (*25)	Holding company	USA	78.00%	￦	1	1,297
S-Power Chile SpA	Power generation	Chile	50.00%		127	159
Seungmun Green Energy	Power generation	Korea	33.00%		8,973	12,745
Seobusambo highway photovoltaics Co., Ltd. (*23)	Power generation	Korea	80.00%		3,020	3,309
Yangyang Suri Wind Power Co., Ltd.(*13)	Power generation	Korea	29.00%		10,498	8,643
KEPCO for Power Company (*32)	Power generation	Saudi arabia	60.00%		3,083	17,906
Taebaek Wind Power Co., Ltd. (*33)	Power generation	Korea	60.00%		11,494	14,759
Jeonju Bio Green Energy Co., Ltd.(*22)	Power generation	Korea	65.00%		3,250	2,566
Kumyang Eco Park Co., Ltd.	Power generation	Korea	29.00%		3,663	3,841
Jeongeup Green Power Co., Ltd. (*34)	Power generation	Korea	44.86%		9,600	8,846
Hadong E-factory Co., Ltd.(*13)	Power generation	Korea	29.99%		350	344
Namyangju Combined Heat and Power Co., Ltd. (*35)	Generating and distributing vapor and hot/cold water	Korea	70.10%		53,977	51,768
Samcheok Eco Materials Co., Ltd. (*37)	Recycling fly ashes	Korea	25.54%		686	—
Wadi Noor Solar Power Company SAOC	Power generation	Oman	50.00%		847	1,392
Fairhaven Energy Storage LLC	Power generation	USA	35.00%		1,505	—
Rutile BESS Holdings, LLC	Holding company	USA	50.00%		106	1
Trumbull Development Partners, LLC	Holding company	USA	56.23%		304,836	355,379
Imha Floating Photovoltaic Power Plant Inc.(*13)	Power generation	Korea	49.00%		7,174	6,351
EDFR KOWEPO AJBAN PV HOLDING LIMITED	Holding company	UAE	50.00%		1	85
Roof One Energy Co., Ltd.	Holding company	Korea	48.00%		2,000	2,000

					2,880,964	4,581,340

				￦	6,275,797	11,286,094

(*1)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*2)
The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.

(*3)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.

(*4)	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.

(*5)
The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*6)
The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*7)
The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.

(*8)
The effective percentage of ownership is 14.29% due to the acquisition of treasury stocks. The effective percentage of ownership is less than 20%. However, the Company exercises significant influence over the decisions related to finance and operation by virtue of right to nominate directors to the board of directors of the entity.

(*9)	The effective percentage of ownership is 21.66%, considering hybrid bonds.

(*10)
The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*11)	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.
(*12)
The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.

(*13)	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.

(*14)	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.

(*15)
Although the Company holds majority of shares in the entities marked above by acquiring additional shares for the year ended December 31, 2024, the entities are classified as joint ventures due to the shareholders’ agreement requiring unanimous approval from the entities’ board of directors for making material decisions on financial and operational policies.

(*16)
The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.

(*17)	The effective percentage of ownership is less than 50%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.

(*18)	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.

(*19)	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*20)
The effective percentage of ownership is less than 50%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*21)
According to the Boim Combined Heat and Power Generation Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co., Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional
15.6% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.

(*22)	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*23)	Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.

(*24)	The effective percentage of ownership is 37%, considering potential common stock.

(*25)
The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.

(*26)
The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.

(*27)
The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2024.

(*28)
The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 56.91%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.

(*29)	During the year ended December 31, 2024, the long-term loan to Bigeum Resident Photovoltaic Power Co., Ltd. was converted into equity.

(*30)
Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.

(*31)
Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.

(*32)
Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement.

(*33)
Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies due to the joint shareholders’ agreement.

(*34)
Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement.

(*35)
Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.

(*36)	The effective ownership interest is 1.32%, considering convertible redeemable preferred shares.

(*37)
Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies as the joint shareholders’ agreement revised in the year ended December 31, 2024.

2025
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation (*9)	Importing and wholesaling LNG	Korea	20.47%	￦	94,500	2,283,535
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	Korea	29.00%		4,727	31,642
Gangwon Wind Power Co., Ltd. (*1)	Power generation	Korea	15.00%		5,725	12,373
Hyundai Green Power Co., Ltd.	Power generation equipment consignment and operation service	Korea	29.00%		88,885	86,549
Korea Power Exchange (*2)	Management of power market and others	Korea	100.00%		127,839	262,069
Taebaek Guinemi Wind Power Co., Ltd. (*26)	Power generation	Korea	67.25%		12,637	14,877
Daeryun Power Co., Ltd. (*1)	Power generation	Korea	6.85%		46,373	34,475
KNH Solar Co., Ltd.	Power generation	Korea	27.00%		1,296	1,687
SPC Power Corporation (*27)	Power generation	Philippines	38.00%		20,635	107,067
Gemeng International Energy Co., Ltd.	Power generation	China	42.00%		516,007	812,292
PT. Cirebon Electric Power	Power generation	Indonesia	27.50%		40,365	162,112
KNOC Nigerian East Oil Co., Ltd. (*3)	Resources development	Nigeria	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd. (*3)	Resources development	Nigeria	14.63%		12	—
PT Wampu Electric Power	Power generation	Indonesia	46.00%		21,292	36,516
PT. Bayan Resources TBK	Resources development	Indonesia	20.00%		615,860	731,714
S-Power Co., Ltd.	Power generation	Korea	49.00%		132,300	200,335
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	Laos	25.00%		87,426	65,612
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	Indonesia	29.00%		2,978	4,399
Noeul Green Energy Co., Ltd.	Power generation	Korea	29.00%		1,740	—
Goseong Green Power Co., Ltd.	Power generation	Korea	29.00%		262,740	276,085

2025
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Gangneung Eco Power Co., Ltd.	Power generation	Korea	29.00%	￦	261,000	227,683
Shin Pyeongtaek Power Co., Ltd.	Power generation	Korea	40.00%		72,000	148,586
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	Korea	28.00%		194	274
Dongducheon Dream Power Co., Ltd. (*4)	Power generation	Korea	33.61%		148,105	102,321
Jinbhuvish Power Generation Pvt. Ltd. (*1)	Power generation	India	5.16%		9,000	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	Korea	46.59%		5,190	1,355
GS Donghae Electric Power Co., Ltd.	Power generation	Korea	34.00%		204,000	286,796
Daegu Photovoltaic Co., Ltd.	Power generation	Korea	29.00%		1,230	2,417
Busan Green Energy Co., Ltd.	Power generation	Korea	29.00%		5,243	1,711
Hansuwon KNP Co., Ltd.	Electric material agency	Korea	28.98%		537	965
Korea Electric Power Corporation Fund (*5)	Developing electric enterprises	Korea	98.09%		9,480	14,892
Energy Infra Asset Management Co., Ltd. (*31)	Asset management	Korea	9.90%		297	1,399
YaksuESS Co., Ltd.	Installing ESS related equipment	Korea	29.00%		210	31
Nepal Water & Energy Development Company Private Limited (*6, 29)	Construction and operation of utility plant	Nepal	66.10%		110,332	192,705
Gwangyang Green Energy Co., Ltd.	Power generation	Korea	20.00%		26,800	23,781
PND solar Co., Ltd.	Power generation	Korea	29.00%		1,250	1,938
Hyundai Eco Energy Co., Ltd. (*1)	Power generation	Korea	19.00%		3,610	9,159
YeongGwang Yaksu Wind Electric Co., Ltd. (*1)	Power generation	Korea	9.63%		533	61
Green Energy Electricity Generation Co., Ltd.	Power generation	Korea	29.00%		1,189	230
Korea Energy Solutions Co., Ltd.	R & D	Korea	20.00%		300	139
ITR Co., Ltd. (*29, 30)	R & D	Korea	8.03%		50	—
STN Co., Ltd.	Technical testing and consulting	Korea	20.00%		25	354
Indeck Niles Development, LLC	Power generation	USA	50.00%		249,274	363,675
Indeck Niles Asset Management, LLC	Power generation	USA	33.33%		—	55
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Holding company	Korea	49.00%		6,047	6,059
Suwon New Power Co., Ltd.	Power generation	Korea	39.90%		798	801
Gwangbaek Solar Power Investment Co., Ltd.	Power generation	Korea	44.00%		4,757	5,236
Go deok Clean Energy Co., Ltd.	Fuel cell generation	Korea	40.00%		5,560	5,479
SureDataLab Co., Ltd.(*29)	R & D	Korea	0.35%		126	3
SEP Co., Ltd.	R & D	Korea	21.26%		27	—
Hankook Electric Power Information Co., Ltd. (*11)	R & D	Korea	16.16%		38	291
Tronix Co., Ltd. (*11)	R & D	Korea	12.50%		75	65
O2&B Global Co., Ltd.	R & D	Korea	20.00%		25	—
Muan Sunshine Solar Power Plant Co., Ltd.	Power generation	Korea	20.00%		1,570	2,778
Bigeum Resident Photovoltaic Power Co., Ltd.	Power generation	Korea	27.31%		11,214	7,569
Goesan Solar Park Co., Ltd.	Power generation	Korea	29.00%		1,276	2,926
Saemangeum Heemang Photovoltaic Co., Ltd.	Power generation	Korea	35.00%		11,022	16,913
Bitgoel Eco Energy Co., Ltd.	Power generation	Korea	49.25%		7,880	12,977
Jeju Gimnyeong Wind Power Co., Ltd.	Power generation	Korea	30.00%		714	—
Seoroseoro Sunny Power Plant Co., Ltd.	Power generation	Korea	42.58%		706	1,135
Muan Solar park Co., Ltd.	Power generation	Korea	20.00%		4,400	8,093
YuDang Solar Co., Ltd.	Power generation	Korea	20.00%		360	696
Anjwa Smart Farm & Solar City Co., Ltd.	Power generation	Korea	20.00%		5,651	9,477
KPE Green Energy Co., Ltd.	Power generation	Korea	25.36%		3,910	9,096
G.GURU Co., Ltd.(*29)	R & D	Korea	14.42%		493	—
UD4M Co., Ltd. (*8)	R & D	Korea	12.50%		75	120
Dongbu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		190	523
Seobu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		195	683
Korea Energy Data Co., Ltd.	R & D	Korea	29.37%		60	—
Gangneung Sacheon Fuel Cell Co., Ltd.	Power generation	Korea	41.00%		5,695	9,205
Taebaek Gadeoksan Wind Power Co., Ltd.	Power generation	Korea	34.00%		12,570	26,456

2025
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Chuncheon Green Energy Co., Ltd.	Power generation	Korea	45.00%	￦	9,540	15,829
Yeomsubong Wind Power Co., Ltd.	Power generation	Korea	29.00%		1,411	325
Yeongyang Wind Power Corporation II	Power generation	Korea	30.00%		7,965	13,406
Haeparang Energy Co., Ltd.	Power generation	Korea	25.00%		2,241	2,714
Saemangeum Sebit Power Plant Co., Ltd. (*10)	Power generation	Korea	55.14%		21,037	37,662
PlatformN. Co., Ltd.	R & D	Korea	29.58%		105	—
PT. Cirebon Energi Prasarana (*7)	Power generation	Indonesia	10.00%		26,710	94,005
Green Radiation Co., Ltd. (*11,39)	R & D	Korea	8.74%		20	20
Future Convergence Technology Laboratory. Co., Ltd.	R & D	Korea	20.12%		76	20
Eco Motion Co., Ltd.	R & D	Korea	20.00%		90	334
REC’s Innovation Co., Ltd. (*31)	R & D	Korea	11.04%		81	197
ACE	R & D	Korea	20.00%		25	4
Environment and Energy Co., Ltd. (*11)	R & D	Korea	10.54%		11	1
Santiago Solar Power SpA	Power generation	Chile	50.00%		13,851	8,008
Yanggu Floating Photovoltaic Power Plant Inc.	Power generation	Korea	29.00%		904	851
Power Embedded	R & D	Korea	23.33%		70	57
Changwon SG Energy Co., Ltd. (*11)	Power generation	Korea	18.78%		900	673
Donpyung Technology. Co., Ltd.	R & D	Korea	20.00%		125	295
HORANG ENERGY Inc.	Power generation	Korea	40.00%		4,240	4,209
Hoenggye Renewable Energy Co., Ltd	Power generation	Korea	36.12%		2,375	2,375
Haman Green Energy Co., Ltd.	Power generation	Korea	35.00%		4,771	5,776
Songsan Green Energy Co., Ltd. (*6)	Power generation	Korea	60.00%		8,400	11,450
SkyPic Inc.	R & D	Korea	20.00%		26	30
HyChangwon Fuel Cell. Co., Ltd.	Power generation	Korea	40.00%		9,396	8,643
Dreams Co.,Ltd. (*11)	R & D	Korea	11.00%		11	3
DEEPAI Co.,Ltd. (*11, 36)	R & D	Korea	1.20%		11	8
Amaala Sustainable Company for Energy LLC (*7)	Power generation	Saudi Arabia	10.00%		18	18
Remal First Holding Company	Holding company	Saudi Arabia	30.00%		1	—
Naseem First Holding Company	Holding company	Saudi Arabia	30.00%		1	—
Cheonwang Green Energy Co., Ltd.	Power generation	Korea	40.00%		652	494
Namjeju Bitdream Energy Co., Ltd.	Power generation	Korea	50.00%		5,325	5,260
Jeju Bukchon BESS Power Plant Co., Ltd.	Power generation	Korea	41.00%		3,690	2,480
Commerce and Industry Energy Co., Ltd.	Power generation	Korea	24.46%		498	498
KI Tech Co., Ltd.	R & D	Korea	24.70%		247	171
Enlight Energy Advanced Industry Venture Fund	Holding company	Korea	28.00%		3,150	3,150
Gunsan Green Energy Co., Ltd.	Power generation	Korea	42.63%		2,043	2,043

				￦	3,408,649	6,851,456

<Joint ventures>
Shuweihat Asia Power Investment B.V.	Holding company	Netherlands	49.00%	￦	44,405	82,230
Shuweihat Asia Operation & Maintenance Company (*12)	Maintenance of utility plant	Cayman	55.00%		30	2,837
Waterbury Lake Uranium L.P. (*13,29)	Resources development	Canada	29.45%		24,985	28,576
ASM-BG Investicii AD	Power generation	Bulgaria	50.00%		9,846	20,491
RES Technology AD	Power generation	Bulgaria	50.00%		11,922	16,672
KV Holdings, Inc. (*27)	Power generation	Philippines	40.00%		2,103	6,374
KEPCO SPC Power Corporation (*12,27)	Construction and operation of utility plant	Philippines	60.00%		94,579	119,443
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	China	40.00%		16,621	8,029
Datang Chifeng Renewable Power Co., Ltd.	Power generation	China	40.00%		121,928	212,130
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	China	40.00%		39,872	49,501
Rabigh Electricity Company(*13)	Power generation	Saudi arabia	40.00%		109,743	285,805
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	Saudi arabia	40.00%		70	10,091
Jamaica Public Service Company Limited	Power generation	Jamaica	40.00%		301,910	412,277

2025
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
KW Nuclear Components Co., Ltd.	Manufacturing	Korea	45.00%	￦	833	22,365
Busan Shinho Solar Power Co., Ltd.	Power generation	Korea	25.00%		2,100	6,260
Global Trade Of Power System Co., Ltd. (*14)	Exporting products and technology of small or medium business by proxy	Korea	29.00%		290	708
Expressway Solar-light Power Generation Co., Ltd.	Power generation	Korea	50.00%		1,856	4,658
Amman Asia Electric Power Company (*12)	Power generation	Jordan	60.00%		111,476	274,751
KAPES, Inc. (*12)	R & D	Korea	51.00%		5,629	—
Honam Wind Power Co., Ltd.	Power generation	Korea	29.00%		3,480	4,898
Korea Power Engineering Service Co., Ltd.	Construction and service	Korea	29.00%		290	6,404
Chun-cheon Energy Co., Ltd.	Power generation	Korea	29.90%		52,700	36,703
Yeonggwangbaeksu Wind Power Co., Ltd. (*14)	Power generation	Korea	15.00%		3,000	3,835
Nghi Son 2 Power LLC	Power generation	Vietnam	50.00%		175,261	566,700
Kelar S.A. (*12)	Power generation	Chile	65.00%		78,060	153,294
PT. Tanjung Power Indonesia	Power generation	Indonesia	35.00%		57,039	98,221
Incheon New Power Co., Ltd. (*16)	Power generation	Korea	29.00%		461	455
Seokmun Energy Co., Ltd.	Power generation	Korea	29.00%		15,370	14,565
Daehan Wind Power PSC	Power generation	Jordan	50.00%		7,493	25,095
Barakah One Company (*17)	Power generation	UAE	18.00%		1,794,166	1,672,507
Nawah Energy Company (*17)	Operation of utility plant	UAE	18.00%		296	392
MOMENTUM	International thermonuclear experimental reactor construction management	France	33.33%		1	106
Daegu Green Power Co., Ltd. (*18)	Power generation	Korea	29.00%		46,225	31,119
Yeonggwang Wind Power Co., Ltd.	Power generation	Korea	46.00%		17,475	29,258
Chester Solar IV SpA (*15)	Power generation	Chile	90.00%		2,776	5,349
Chester Solar V SpA (*15)	Power generation	Chile	90.00%		634	756
Diego de Almagro Solar SpA (*15)	Power generation	Chile	90.00%		2,902	4,920
South Jamaica Power Company Limited	Power generation	Jamaica	20.00%		20,430	48,675
Daesan Green Energy Co., Ltd.	Power generation	Korea	35.00%		17,850	21,755
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	80,631
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	48,831
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	54,825
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	8,137
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	2,870
Laurel SpA (*15)	Power generation	Chile	90.00%		2,156	3,092
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd (*14)	Power generation	Australia	12.37%		4,095	906
Cheong-Song Noraesan Wind Power Co., Ltd. (*13)	Power generation	Korea	29.01%		3,200	4,120
Chester Solar I SpA (*15)	Power generation	Chile	90.00%		1,316	3,417
Solar Philippines Calatagan Corporation	Power generation	Philippines	38.00%		47,903	61,113
Saemangeum Solar Power Co., Ltd. (*19)	Power generation	Korea	81.01%		26,400	23,123
Chungsongmeon BongSan wind power Co., Ltd. (*14)	Power generation	Korea	29.00%		2,900	2,304
Jaeun Resident Wind Power Plant Co., Ltd. (*14)	Power generation	Korea	29.00%		2,494	—
Dangjin Eco Power Co., Ltd.	Power generation	Korea	34.00%		25,661	27,150
Haemodum Solar Co., Ltd.	Power generation	Korea	49.00%		2,940	3,151
Yangyang Wind Power Co., Ltd.	Power generation	Korea	50.00%		12,000	15,131
HORUS SOLAR, S.A. DE C.V. (*20)	Renewable power generation	Mexico	14.95%		5,068	2,645
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V. (*20)	Renewable power generation	Mexico	14.95%		3,678	4,602
SUNMEX RENOVABLES, S.A. DE C.V. (*20)	Renewable power generation	Mexico	14.95%		1,678	3,405
Stavro Holding II A.B.	Holding company	Sweden	20.00%		18,566	18,062
Solaseado Solar Power Co., Ltd.	Power generation	Korea	39.00%		7,020	26,553
Yeongam Solar Power Co., Ltd. (*14)	Power generation	Korea	19.00%		6,460	12,215

2025
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Samsu Wind Power Co., Ltd. (*14)	Power generation	Korea	19.00%	￦	2,637	3,310
Pulau Indah Power Plant Sdn. Bhd.	Power generation	Malaysia	25.00%		44,545	56,997
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Holding company	Korea	29.53%		22,636	11,001
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream (*12)	Holding company	Korea	90.00%		14,325	15,023
PT Barito Wahana Tenaga	Power generation	Indonesia	30.61%		59,574	225,828
Cheongna Energy Co., Ltd. (*19)	Generating and distributing vapor and hot/cold water	Korea	50.10%		49,344	67,846
Naepo Green Energy Co., Ltd.	Power generation	Korea	29.20%		29,200	59,242
Boim Combined Heat and Power Generation Co., Ltd. (*21)	Power generation	Korea	30.66%		71,070	—
OneEnergy Asia Limited	Power generation	Vietnam	40.00%		296,872	494,403
KAS INVESTMENT I LLC (*13)	Holding company	USA	29.89%		23,437	13
KAS INVESTMENT II LLC (*13)	Holding company	USA	29.89%		23,343	13
Energyco Co., Ltd.	Power generation	Korea	29.00%		1,659	2,629
CAES, LLC	Holding company	USA	36.00%		19,414	18,098
Hapcheon Floating Photovoltaic Power Plant Inc. (*14)	Power generation	Korea	49.00%		7,512	12,792
Busan Industrial Solar Power Co., Ltd.	Power generation	Korea	28.02%		510	1,351
Bitsolar Energy Co., Ltd.	Power generation	Korea	27.10%		352	—
Pulau Indah O&M Sdn. Bhd. (*14)	Power generation	Malaysia	40.00%		—	62
Guadalupe Solar SpA (*22)	Power generation	Chile	60.00%		1,397	2,277
Omisan Wind Power Co., Ltd.	Power generation	Korea	42.00%		10,752	12,204
Foresight Iberian Solar Group Holding, S.L. (*22)	Power generation	Spain	75.00%		10,564	—
Yeongwol Eco Wind Co., Ltd.	Power generation	Korea	29.00%		3,089	631
Gurae Resident Power Co., Ltd.	Power generation	Korea	29.00%		386	408
Cheongju Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,858	11,017
Enel X Midland Photovoltaic, LLC	Power generation	Korea	20.00%		2,211	2,822
Geumsungsan Wind Power Co., Ltd.	Power generation	Korea	29.00%		6,531	7,538
KEPCO KPS CARABAO Corp. (*16)	Utility plant maintenance	Philippines	40.00%		93	—
Prime Swedish Holding AB	Holding company	Sweden	45.00%		35,410	38,664
Goheung New Energy Co., Ltd.	Power generation	Korea	46.15%		12,959	18,238
Gunsan Land Solar Co., Ltd. (*22,28)	Power generation	Korea	75.29%		19,091	23,822
International Offshore Power Transmission Holding Company Limited	Undersea transmission network operation	UAE	35.00%		—	—
Pyeongchang Wind Power Co., Ltd. (*25)	Power generation	Korea	58.00%		9,329	12,851
Eumseong Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,741	11,625
Changwon Nu-ri Energy Co., Ltd. (*14)	Fuel cell generation	Korea	61.00%		8,095	9,486
PungBack Wind Farm Corporation (*24)	Power generation	Korea	32.89%		7,885	6,367
Trumbull Asset Management, LLC (*25)	Holding company	USA	78.00%		1	1,228
S-Power Chile SpA	Power generation	Chile	50.00%		127	538
Seungmun Green Energy	Power generation	Korea	33.00%		8,973	12,457
Seobusambo highway photovoltaics Co., Ltd. (*23)	Power generation	Korea	80.00%		3,020	3,524
Yangyang Suri Wind Power Co., Ltd.(*13)	Power generation	Korea	29.00%		10,498	9,568
KEPCO for Power Company (*32)	Power generation	Saudi arabia	60.00%		3,083	12,983
Taebaek Wind Power Co., Ltd. (*33)	Power generation	Korea	60.00%		11,494	12,637
Kumyang Eco Park Co., Ltd.	Power generation	Korea	29.00%		3,663	6,874
Jeongeup Green Power Co., Ltd. (*34)	Power generation	Korea	44.86%		9,600	6,724
Hadong E-factory Co., Ltd.(*13)	Power generation	Korea	29.99%		350	340
Namyangju Combined Heat and Power Co., Ltd. (*35)	Generating and distributing vapor and hot/cold water	Korea	70.10%		149,313	147,146
Samcheok Eco Materials Co., Ltd. (*37)	Recycling fly ashes	Korea	25.54%		686	—
Wadi Noor Solar Power Company SAOC	Power generation	Oman	50.00%		847	—
Fairhaven Energy Storage LLC	Power generation	USA	35.00%		1,505	—

2025
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Rutile BESS Holdings, LLC	Holding company	USA	50.00%	￦	21,572	19,099
Trumbull Development Partners, LLC(*38)	Holding company	USA	56.23%		415,467	439,268
Imha Floating Photovoltaic Power Plant Inc.(*13)	Power generation	Korea	49.00%		7,174	5,627
EDFR KOWEPO AJBAN PV HOLDING LIMITED	Holding company	UAE	50.00%		1	854
Roof One Energy Co., Ltd.	Holding company	Korea	48.00%		2,000	1,933
Taean Haetdeulwon Solar Power Co., Ltd.	Power generation	Korea	45.00%		7,992	8,637
Haetbyeotgil Solar Power Co., Ltd.	Power generation	Korea	30.00%		704	732
Seongseo Neulpureun Energy Co., Ltd.	Power generation	Korea	49.80%		797	681
Luluah SKY Energy Holding Ltd. (*34)	Power generation	Qatar	15.00%		103	63
KES Yona Holdings LLC (*38)	Holding company	USA	80.00%		—	—
Siraj AlTaqa AlNazifa	Power generation	Saudi Arabia	20.00%		—	—
Nour Ibri Solar Power Company	Power generation	Oman	30.77%		364	373
Lucy Equity Holdings, LLC	Power generation	Oman	20.00%		9,612	—

					4,950,644	6,512,332

				￦	8,359,293	13,363,788

(*1)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*2)
The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.

(*3)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.

(*4)	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.

(*5)
The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*6)
The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*7)
The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.

(*8)
The effective percentage of ownership is 14.29% due to the acquisition of treasury stocks. The effective percentage of ownership is less than 20%. However, the Company exercises significant influence over the decisions related to finance and operation by virtue of right to nominate directors to the board of directors of the entity.

(*9)	The effective percentage of ownership is 21.66%, considering hybrid bonds.

(*10)
The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*11)	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.

(*12)
The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.

(*13)
The effective percentage of ownership is less than 50%. However, the investment is classified as a joint venture because decisions regarding significant financial and operating policies require the unanimous consent of all parties sharing control.

(*14)	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.

(*15)
Although the Company holds majority of shares in the entities marked above by acquiring additional shares for the year ended December 31, 202
4
, the entities are classified as joint ventures due to the shareholders’ agreement requiring unanimous approval from the entities’ board of directors for making material decisions on financial and operational policies.

(*16)
The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.

(*17)	The effective percentage of ownership is less than 50%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.

(*18)	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.

(*19)	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*20)
The effective percentage of ownership is less than 50%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*21)
According to the Boim Combined Heat and Power Generation Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.6% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.

(*22)	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*23)	Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.

(*24)	The effective percentage of ownership is 37%, considering potential common stock.

(*25)
The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.

(*26)
The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.

(*27)
The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2025.

(*28)
The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 53.83%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.

(*29)	During the period ended December 31, 2025, the Company’s ownership interest in the entity changed due to a disproportionate capital increase by the financial investors.

(*30)
Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.

(*31)
Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.

(*32)
Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement.

(*33)
Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies due to the joint shareholders’ agreement.

(*34)
Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement.

(*35)
Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.

(*36)	The effective ownership interest is 1.32%, considering convertible redeemable preferred shares.

(*37)
Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies as the joint shareholders’ agreement revised in the year ended December 31, 202
4
.

(*38)
Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of the representative committee due to the shareholders’ agreement.

(*39)	The effective ownership interest is 10%, considering convertible redeemable preferred shares.

(2)	The fair value of associates which are actively traded on an open market and have a readily available market value as of December 31, 2024 and 2025 are as follows:

Investees		2024	2025
		In millions of won
<Associates>
Korea Electric Power Industrial Development Co., Ltd.	￦	88,489	98,511
Korea Gas Corporation		655,830	742,770
SPC Power Corporation		130,063	134,901
PT. Bayan Resources TBK		12,298,501	8,959,467

(3)	Changes in investments in associates and joint ventures for the years ended December 31, 2024 and 2025 are as follows:

2024
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,970,643	—	—	—	248,385	36,628	33,648	2,289,304
Korea Electric Power Industrial Development Co., Ltd.		29,500	—	—	(2,801)	3,124	—	354	30,177
YTN Co., Ltd.		52,303	—	(52,303)	—	—	—	—	—
Gangwon Wind Power Co., Ltd.		12,001	—	—	(1,420)	1,112	—	—	11,693
Hyundai Green Power Co., Ltd.		118,173	—	—	(3,555)	2,712	—	(29,937)	87,393
Korea Power Exchange		274,286	—	—	—	2,768	(59)	(3,033)	273,962
Taebaek Guinemi Wind Power Co., Ltd.		13,530	—	—	—	29	—	—	13,559
Daeryun Power Co., Ltd.		26,834	—	—	—	4,301	—	(42)	31,093
KNH Solar Co., Ltd.		3,194	—	—	(1,620)	591	—	—	2,165
SPC Power Corporation		78,931	—	—	(13,529)	13,412	28,760	—	107,574
Gemeng International Energy Co., Ltd.		705,812	—	—	(22,908)	(33,472)	78,870	36	728,338
PT. Cirebon Electric Power		134,259	—	—	—	4,144	—	19,127	157,530
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(12,334)	1,621	10,713	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	1,519	1,475	(2,994)	—
PT Wampu Electric Power		34,555	—	—	(3,765)	3,495	152	4,831	39,268
PT. Bayan Resources TBK		619,207	—	—	(168,698)	187,634	79,332	(99)	717,376
S-Power Co., Ltd.		162,765	—	—	—	17,607	—	—	180,372
Pioneer Gas Power Limited		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		116,378	—	—	—	(20,217)	11,861	(34,957)	73,065
PT. Mutiara Jawa		5,168	—	—	—	103	464	—	5,735
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		—	—	—	—	—	—	—	—
Goseong Green Power Co., Ltd.		287,624	—	—	—	(3,026)	—	(56)	284,542
Gangneung Eco Power Co., Ltd.		254,929	—	—	—	(13,115)	—	—	241,814
Shin Pyeongtaek Power Co., Ltd.		145,026	—	—	(30,080)	24,145	—	(32)	139,059
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		294	—	—	—	66	—	—	360
Dongducheon Dream Power Co., Ltd.		87,203	—	—	—	4,141	—	7	91,351
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.		1,483	—	—	—	7	—	—	1,490
GS Donghae Electric Power Co., Ltd.		259,085	—	—	—	20,323	—	24	279,432
Daegu Photovoltaic Co., Ltd.		2,804	—	—	(344)	75	—	—	2,535
Busan Green Energy Co., Ltd.		3,259	—	—	—	(910)	—	(15)	2,334
Hansuwon KNP Co., Ltd.		467	—	—	—	207	—	—	674
Korea Electric Power Corporation Fund		23,421	—	(9,637)	—	479	(910)	—	13,353
Energy Infra Asset Management Co., Ltd.		1,213	—	—	(89)	144	—	—	1,268
Daegu clean Energy Co., Ltd.		—	—	—	—	—	—	—	—
YaksuESS Co., Ltd.		285	—	—	—	(123)	—	—	162
Nepal Water & Energy Development Company Private Limited		110,573	—	—	—	7,392	52,990	—	170,955
Gwangyang Green Energy Co., Ltd.		24,638	—	—	—	(421)	—	—	24,217
PND solar Co., Ltd.		1,510	—	—	—	225	—	—	1,735
Hyundai Eco Energy Co., Ltd.		7,947	—	—	(477)	1,024	—	(1)	8,493
YeongGwang Yaksu Wind Electric Co., Ltd.		133	—	—	—	(92)	—	—	41
Green Energy Electricity Generation Co., Ltd.		8	—	—	—	(8)	—	—	—
Korea Energy Solutions Co., Ltd.		170	—	—	—	27	—	—	197
ITR Co., Ltd.		—	—	—	—	(12)	—	12	—
STN Co., Ltd.		391	—	—	—	16	—	—	407
Indeck Niles Development, LLC		335,401	—	(14,551)	(10,591)	12,909	47,802	—	370,970
Indeck Niles Asset Management, LLC		93	—	—	(416)	373	10	—	60
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		6,496	—	(374)	(360)	358	(1)	—	6,119
Suwon New Power Co., Ltd.		1,022	—	—	—	(108)	—	—	914

2024
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Gwangbaek Solar Power Investment Co., Ltd.	￦	5,155	—	—	(523)	523	—	—	5,155
Go deok Clean Energy Co., Ltd.		4,723	—	—	—	578	—	—	5,301
SureDataLab Co., Ltd.		114	—	—	—	(66)	—	—	48
SEP Co., Ltd.		—	—	—	—	—	—	—	—
Hankook Electric Power Information Co., Ltd.		214	—	—	—	(2)	—	—	212
Tronix Co., Ltd.		220	—	—	—	(74)	—	—	146
O2&B Global Co., Ltd.		21	—	—	—	(21)	—	—	—
Muan Sunshine Solar Power Plant Co., Ltd.		2,822	—	—	(560)	510	—	—	2,772
Bigeum Resident Photovoltaic Power Co., Ltd.		—	9,525	—	—	(1,560)	(57)	—	7,908
Goesan Solar Park Co., Ltd.		2,877	—	—	—	256	—	—	3,133
Saemangeum Heemang Photovoltaic Co., Ltd.		14,420	—	—	—	1,717	—	—	16,137
Bitgoel Eco Energy Co., Ltd.		12,394	—	—	(1,905)	3,212	13	(13)	13,701
Jeju Gimnyeong Wind Power Co., Ltd.		246	—	—	—	4	—	—	250
Seoroseoro Sunny Power Plant Co., Ltd.		941	—	—	—	89	—	—	1,030
Muan Solar park Co., Ltd.		6,830	—	—	(1,400)	837	—	—	6,267
YuDang Solar Co., Ltd.		570	—	—	(60)	110	—	(3)	617
Anjwa Smart Farm & Solar City Co., Ltd.		7,665	—	—	—	633	—	—	8,298
KPE Green Energy Co., Ltd.		7,779	—	—	—	451	—	—	8,230
G.GURU Co., Ltd.		167	—	—	—	(133)	—	—	34
UD4M Co., Ltd.		150	—	—	—	(29)	—	—	121
Dongbu Highway Solar Co., Ltd.		380	—	—	—	132	—	—	512
Seobu Highway Solar Co., Ltd.		406	—	—	—	173	—	—	579
Korea Energy Data Co., Ltd.		36	—	—	—	(13)	—	—	23
Gangneung Sacheon Fuel Cell Co., Ltd.		7,870	—	—	—	1,436	—	—	9,306
KOSTURE Co., Ltd.		8	—	(7)	—	(1)	—	—	—
Taebaek Gadeoksan Wind Power Co., Ltd.		19,426	—	—	(1,767)	5,250	—	—	22,909
Chuncheon Green Energy Co., Ltd.		8,900	—	—	—	8,772	—	—	17,672
Yeomsubong Wind Power Co., Ltd.		871	—	—	—	(268)	—	—	603
Yeongyang Wind Power Corporation II		10,100	—	—	—	1,201	—	—	11,301
Haeparang Energy Co., Ltd.		2,104	—	—	—	(154)	—	—	1,950
Saemangeum Sebit Power Plant Co., Ltd.		37,191	—	—	—	(81)	—	—	37,110
Boulder Solar III, LLC		754	—	(754)	—	—	—	—	—
PlatformN. Co., Ltd.		—	—	—	—	—	—	—	—
PT. Cirebon Energi Prasarana		76,597	—	—	—	6,051	2,782	11,416	96,846
Green Radiation Co., Ltd.		26	—	—	—	(26)	—	—	—
Future Convergence Technology Laboratory. Co., Ltd.		36	—	—	—	(14)	—	—	22
Eco Motion Co., Ltd.		267	—	—	—	(38)	—	—	229
REC’s Innovation Co., Ltd.		120	—	—	—	59	—	(24)	155
ACE		2	—	—	—	3	—	—	5
Environment and Energy Co., Ltd.		9	—	—	—	(4)	(2)	—	3
Santiago Solar Power SpA		11,769	—	—	—	(4,877)	69	—	6,961
Yanggu Floating Photovoltaic Power Plant Inc.		760	—	—	—	86	—	—	846
Power Embedded		70	—	—	—	(2)	—	—	68
Changwon SG Energy Co., Ltd.		783	—	—	—	(101)	—	—	682
Donpyung Technology. Co., Ltd.		254	—	—	—	27	—	—	281
HORANG ENERGY Inc.		4,149	—	—	—	(341)	—	—	3,808
Hoenggye Renewable Energy Co., Ltd		2,375	—	—	—	—	—	—	2,375
Haman Green Energy Co., Ltd.		2,981	—	—	—	(145)	(26)	—	2,810
Songsan Green Energy Co., Ltd.		8,323	—	—	—	(415)	—	—	7,908
SkyPic Inc.		—	26	—	—	—	—	—	26
HyChangwon Fuel Cell. Co., Ltd.		—	9,396	—	—	(118)	—	—	9,278

2024
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Dreams Co.,Ltd.	￦	—	11	—	—	—	—	—	11
DEEPAI Co.,Ltd.		—	11	—	—	—	—	—	11
Amaala Sustainable Company for Energy LLC		—	18	—	—	—	—	—	18

	￦	6,176,889	18,987	(77,626)	(266,868)	502,636	341,774	8,962	6,704,754

<Joint ventures>
Shuweihat Asia Power Investment B.V.	￦	69,902	—	—	—	1,709	14,839	—	86,450
Shuweihat Asia Operation & Maintenance Company		1,818	—	—	(1,200)	1,262	258	—	2,138
Waterbury Lake Uranium L.P.		22,612	—	—	—	74	1,070	—	23,756
ASM-BG Investicii AD		14,739	—	—	—	1,413	784	—	16,936
RES Technology AD		14,383	—	—	—	(145)	831	—	15,069
KV Holdings, Inc.		5,186	—	—	(989)	720	574	1,430	6,921
KEPCO SPC Power Corporation		196,544	—	—	(28,591)	16,714	(25,528)	—	159,139
Gansu Datang Yumen Wind Power Co., Ltd.		6,315	—	—	—	812	792	—	7,919
Datang Chifeng Renewable Power Co., Ltd.		186,739	—	—	(10,624)	7,772	20,629	—	204,516
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		43,207	—	—	(591)	813	4,896	—	48,325
Rabigh Electricity Company		235,051	—	—	(7,270)	17,147	24,965	—	269,893
Rabigh Operation & Maintenance Company Limited		4,964	—	—	—	2,461	886	—	8,311
Jamaica Public Service Company Limited		349,866	—	—	(15,215)	28,849	49,463	(347)	412,616
KW Nuclear Components Co., Ltd.		18,680	—	—	(833)	911	—	—	18,758
Busan Shinho Solar Power Co., Ltd.		6,669	—	—	(667)	991	—	—	6,993
Global Trade Of Power System Co., Ltd.		615	—	—	—	81	—	—	696
Expressway Solar-light Power Generation Co., Ltd.		5,187	—	—	—	584	—	—	5,771
Amman Asia Electric Power Company		223,424	—	—	(8,171)	20,485	33,126	—	268,864
KAPES, Inc.		—	—	—	(1,095)	1,095	—	—	—
Honam Wind Power Co., Ltd.		4,743	—	—	(435)	525	—	—	4,833
Korea Power Engineering Service Co., Ltd.		5,708	—	—	—	419	—	(73)	6,054
Chun-cheon Energy Co., Ltd.		35,083	—	—	—	1,516	—	—	36,599
Yeonggwangbaeksu Wind Power Co., Ltd.		3,443	—	—	—	286	—	—	3,729
Nghi Son 2 Power LLC		417,989	—	—	—	45,889	99,201	—	563,079
Kelar S.A.		131,529	—	—	—	4,739	(2,498)	18,597	152,367
PT. Tanjung Power Indonesia		90,151	—	—	(8,349)	6,138	14,122	(1,482)	100,580
Incheon New Power Co., Ltd.		298	—	—	—	4	—	—	302
Seokmun Energy Co., Ltd.		16,591	—	—	—	(1,135)	—	—	15,456
Daehan Wind Power PSC		16,426	—	—	—	1,779	3,122	—	21,327
Barakah One Company		—	—	—	—	—	—	—	—
Nawah Energy Company		330	—	—	—	14	48	—	392
MOMENTUM		209	—	—	(225)	196	15	—	195
Daegu Green Power Co., Ltd.		26,430	—	—	—	4,103	—	(20)	30,513
Yeonggwang Wind Power Co., Ltd.		23,380	—	—	—	2,766	—	—	26,146
Chester Solar IV SpA		484	1,076	—	—	(216)	108	—	1,452
Chester Solar V SpA		191	108	—	—	(66)	29	—	262
Diego de Almagro Solar SpA		954	810	—	—	(160)	96	—	1,700
South Jamaica Power Company Limited		43,109	—	—	(2,895)	2,704	5,842	—	48,760
Daesan Green Energy Co., Ltd.		22,191	—	—	—	3,144	—	(4)	25,331
RE Holiday Holdings LLC		84,092	—	—	—	(3,139)	8,827	—	89,780
RE Pioneer Holdings LLC		54,081	—	—	—	(2,910)	4,451	—	55,622
RE Barren Ridge 1 Holdings LLC		58,154	—	—	(1,966)	(1,546)	5,164	—	59,806
RE Astoria 2 LandCo LLC		6,937	—	—	(404)	594	992	—	8,119
RE Barren Ridge LandCo LLC		2,441	—	—	(170)	237	349	—	2,857
Laurel SpA		613	934	—	—	(228)	113	—	1,432

2024
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd	￦	3,719	—	—	—	9	435	(3,014)	1,149
Cheong-Song Noraesan Wind Power Co., Ltd.		3,756	—	—	—	560	—	1	4,317
Chester Solar I SpA		1,238	134	—	—	184	93	—	1,649
Solar Philippines Calatagan Corporation		58,130	—	—	(6,107)	6,523	5,149	—	63,695
Saemangeum Solar Power Co., Ltd.		23,419	—	—	—	(142)	—	—	23,277
Chungsongmeon BongSan wind power Co., Ltd.		2,665	—	—	—	(75)	—	—	2,590
Jaeun Resident Wind Power Plant Co., Ltd.		2,214	—	—	—	(169)	—	—	2,045
DE Energia SpA		9,703	—	—	—	—	1,359	—	11,062
Dangjin Eco Power Co., Ltd.		26,753	—	—	—	253	(139)	—	26,867
Haemodum Solar Co., Ltd.		3,122	—	—	—	108	—	—	3,230
Yangyang Wind Power Co., Ltd.		10,435	—	—	—	1,209	—	(4)	11,640
HORUS SOLAR, S.A. DE C.V.		11,181	—	—	—	(9,636)	(57)	—	1,488
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		10,935	—	—	—	(6,540)	57	—	4,452
SUNMEX RENOVABLES, S.A. DE C.V.		3,541	—	—	—	(1,724)	(130)	—	1,687
Stavro Holding II A.B.		18,263	—	—	—	(2,326)	(676)	1,198	16,459
Solaseado Solar Power Co., Ltd.		17,953	—	—	—	4,840	—	—	22,793
Yeongam Solar Power Co., Ltd.		9,637	—	—	—	2,191	—	—	11,828
Samsu Wind Power Co., Ltd.		3,022	—	—	(301)	130	—	—	2,851
Pulau Indah Power Plant Sdn. Bhd.		25,603	14,713	—	—	(816)	11,221	—	50,721
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		21,897	959	—	—	(6,896)	—	(527)	15,433
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		15,487	—	(68)	(87)	164	—	—	15,496
PT Barito Wahana Tenaga		156,994	—	—	—	24,435	26,136	—	207,565
Cheongna Energy Co., Ltd.		25,549	—	—	—	20,609	—	—	46,158
Naepo Green Energy Co., Ltd.		5,285	—	—	—	32,284	—	10,462	48,031
Boim Combined Heat and Power Generation Co., Ltd.		—	—	—	—	—	—	—	—
OneEnergy Asia Limited		289,966	62,880	—	—	47,346	65,157	—	465,349
KAS INVESTMENT I LLC		15,784	—	—	—	(12,916)	3,210	—	6,078
KAS INVESTMENT II LLC		15,709	—	—	—	(12,867)	3,198	—	6,040
Energyco Co., Ltd.		2,140	—	—	—	182	—	—	2,322
CAES, LLC		20,380	—	—	(663)	340	(1,687)	2,289	20,659
Hapcheon Floating Photovoltaic Power Plant Inc.		10,348	—	—	(661)	1,647	—	—	11,334
Busan Industrial Solar Power Co., Ltd.		1,058	—	—	—	102	—	—	1,160
Bitsolar Energy Co., Ltd.		352	—	—	—	—	—	(352)	—
Pulau Indah O&M Sdn. Bhd.		—	—	—	—	—	—	—	—
Guadalupe Solar SpA		1,200	—	—	—	(431)	12	—	781
Omisan Wind Power Co., Ltd.		10,229	—	—	—	630	—	—	10,859
Foresight Iberian Solar Group Holding, S.L.		8,119	—	—	—	(5,852)	(2,626)	359	—
Yeongwol Eco Wind Co., Ltd.		4,024	—	—	—	(3,134)	—	—	890
Gurae Resident Power Co., Ltd.		569	—	—	—	(236)	—	—	333
Cheongju Eco Park Co., Ltd.		9,072	—	—	—	1,564	—	—	10,636
Enel X Midland Photovoltaic, LLC		2,542	—	—	—	173	—	—	2,715
Geumsungsan Wind Power Co., Ltd.		5,515	—	—	—	2,325	—	—	7,840
KEPCO KPS CARABAO Corp.		—	—	—	—	—	—	—	—
Prime Swedish Holding AB		38,789	—	—	—	(3,782)	—	2,552	37,559
Goheung New Energy Co., Ltd.		15,736	—	—	—	32	—	—	15,768
Gunsan Land Solar Co., Ltd.		22,429	—	—	—	734	—	—	23,163
CapMan Lynx SCA, SICAR		—	—	—	—	—	—	—	—

2024
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
International Offshore Power Transmission Holding Company Limited	￦	1,423	—	—	—	(65)	9,680	—	11,038
Pyeongchang Wind Power Co., Ltd.		12,228	—	—	—	(81)	—	—	12,147
Eumseong Eco Park Co., Ltd.		8,386	—	—	—	3,227	—	—	11,613
Changwon Nu-ri Energy Co., Ltd.		8,027	—	—	—	(369)	—	—	7,658
PungBack Wind Farm Corporation		7,940	—	—	—	(180)	—	—	7,760
Trumbull Asset Management, LLC		936	—	—	—	212	149	—	1,297
S-Power Chile SpA		64	—	—	—	74	21	—	159
Seungmun Green Energy		9,757	—	—	—	2,988	—	—	12,745
Seobusambo highway photovoltaics Co., Ltd.		3,580	—	—	—	(271)	—	—	3,309
Yangyang Suri Wind Power Co., Ltd.		9,608	—	—	—	(912)	(53)	—	8,643
Kepco for Power Company		435	—	—	—	(570)	18,041	—	17,906
Taebaek Wind Power Co., Ltd.		13,932	—	—	—	827	—	—	14,759
Jeonju Bio Green Energy Co., Ltd.		3,195	—	—	—	(629)	—	—	2,566
Kumyang Eco Park Co., Ltd.		3,663	—	—	—	178	—	—	3,841
Jeongeup Green Power Co., Ltd.		1,560	8,040	—	—	(1,473)	—	719	8,846
Hadong E-factory Co., Ltd.		349	—	—	—	(5)	—	—	344
Namyangju Combined Heat and Power Co., Ltd.		3,850	50,127	—	—	(1,519)	(690)	—	51,768
Wadi Noor Solar Power Company SAOC		846	—	—	—	(5,170)	5,716	—	1,392
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Fairhaven Energy Storage LLC		—	1,505	—	—	(854)	29	(680)	—
Rutile BESS Holdings, LLC		—	106	—	—	(106)	1	—	1
Trumbull Development Partners, LLC		—	304,836	—	—	7,976	42,567	—	355,379
Imha Floating Photovoltaic Power Plant Inc.		—	7,174	—	—	(823)	—	—	6,351
EDFR KOWEPO AJBAN PV HOLDING LIMITED		—	1	—	—	(72)	156	—	85
Roof One Energy Co., Ltd.		—	2,000	—	—	—	—	—	2,000

		3,485,699	455,403	(68)	(97,509)	252,816	453,895	31,104	4,581,340

	￦	9,662,588	474,390	(77,694)	(364,377)	755,452	795,669	40,066	11,286,094

2025
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	2,289,304	—	—	(27,500)	28,811	(5,964)	(1,116)	2,283,535
Korea Electric Power Industrial Development Co., Ltd.		30,177	—	—	(3,470)	4,779	—	156	31,642
Gangwon Wind Power Co., Ltd.		11,693	—	—	(1,420)	2,100	—	—	12,373
Hyundai Green Power Co., Ltd.		87,393	—	—	(3,555)	2,678	—	33	86,549
Korea Power Exchange		273,962	—	—	—	(5,173)	—	(6,720)	262,069
Taebaek Guinemi Wind Power Co., Ltd.		13,559	—	—	—	1,318	—	—	14,877
Daeryun Power Co., Ltd.		31,093	—	—	—	3,381	—	1	34,475
KNH Solar Co., Ltd.		2,165	—	—	(108)	(370)	—	—	1,687
SPC Power Corporation		107,574	—	—	(16,876)	20,767	(4,398)	—	107,067
Gemeng International Energy Co., Ltd.		728,338	—	—	(19,510)	87,732	15,732	—	812,292
PT. Cirebon Electric Power		157,530	—	—	—	8,270	(3,688)	—	162,112
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	—	—	—	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	—	—	—	—

2025
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
PT Wampu Electric Power	￦	39,268	—	—	(3,928)	1,699	(523)	—	36,516
PT. Bayan Resources TBK		717,376	—	—	(109,528)	142,742	(18,784)	(92)	731,714
S-Power Co., Ltd.		180,372	—	—	—	19,962	1	—	200,335
Xe-Pian Xe-Namnoy Power Co., Ltd.		73,065	—	—	—	(4,845)	(2,608)	—	65,612
PT. Mutiara Jawa		5,735	—	—	(850)	(188)	(298)	—	4,399
Noeul Green Energy Co., Ltd.		—	—	—	—	—	—	—	—
Goseong Green Power Co., Ltd.		284,542	—	—	—	(8,457)	—	—	276,085
Gangneung Eco Power Co., Ltd.		241,814	—	—	—	(14,131)	—	—	227,683
Shin Pyeongtaek Power Co., Ltd.		139,059	—	—	—	9,523	—	4	148,586
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		360	—	—	(104)	18	—	—	274
Dongducheon Dream Power Co., Ltd.		91,351	—	—	—	10,975	—	(5)	102,321
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.		1,490	—	—	—	(135)	—	—	1,355
GS Donghae Electric Power Co., Ltd.		279,432	—	—	(12,029)	19,675	—	(282)	286,796
Daegu Photovoltaic Co., Ltd.		2,535	—	—	(443)	325	—	—	2,417
Busan Green Energy Co., Ltd.		2,334	—	—	—	(636)	—	13	1,711
Hansuwon KNP Co., Ltd.		674	—	—	(13)	304	—	—	965
Korea Electric Power Corporation Fund		13,353	—	(1,730)	—	3,459	(190)	—	14,892
Energy Infra Asset Management Co., Ltd.		1,268	—	—	—	131	—	—	1,399
YaksuESS Co., Ltd.		162	—	—	—	(131)	—	—	31
Nepal Water & Energy Development Company Private Limited		170,955	—	—	—	25,028	(3,278)	—	192,705
Gwangyang Green Energy Co., Ltd.		24,217	—	—	—	(436)	—	—	23,781
PND solar Co., Ltd.		1,735	—	—	—	203	—	—	1,938
Hyundai Eco Energy Co., Ltd.		8,493	—	—	(578)	1,244	—	—	9,159
YeongGwang Yaksu Wind Electric Co., Ltd.		41	—	—	—	20	—	—	61
Green Energy Electricity Generation Co., Ltd.		—	—	—	—	230	—	—	230
Korea Energy Solutions Co., Ltd.		197	—	—	—	(58)	—	—	139
ITR Co., Ltd.		—	—	—	—	(41)	—	41	—
STN Co., Ltd.		407	—	—	—	(53)	—	—	354
Indeck Niles Development, LLC		370,970	—	—	(37,126)	60,484	(30,653)	—	363,675
Indeck Niles Asset Management, LLC		60	—	—	(410)	406	(1)	—	55
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		6,119	—	(61)	(553)	554	—	—	6,059
Suwon New Power Co., Ltd.		914	—	—	—	(113)	—	—	801
Gwangbaek Solar Power Investment Co., Ltd.		5,155	—	—	(307)	388	—	—	5,236
Go deok Clean Energy Co., Ltd.		5,301	—	—	—	178	—	—	5,479
SureDataLab Co., Ltd.		48	—	—	—	(49)	—	4	3
SEP Co., Ltd.		—	—	—	—	—	—	—	—
Hankook Electric Power Information Co., Ltd.		212	—	—	—	79	—	—	291
Tronix Co., Ltd.		146	—	—	—	(81)	—	—	65
O2&B Global Co., Ltd.		—	—	—	—	—	—	—	—
Muan Sunshine Solar Power Plant Co., Ltd.		2,772	—	—	(520)	526	—	—	2,778
Bigeum Resident Photovoltaic Power Co., Ltd.		7,908	—	—	—	(339)	—	—	7,569
Goesan Solar Park Co., Ltd.		3,133	—	—	(400)	193	—	—	2,926
Saemangeum Heemang Photovoltaic Co., Ltd.		16,137	—	—	(1,102)	1,878	—	—	16,913
Bitgoel Eco Energy Co., Ltd.		13,701	—	—	(835)	111	—	—	12,977
Jeju Gimnyeong Wind Power Co., Ltd.		250	—	—	—	(250)	—	—	—
Seoroseoro Sunny Power Plant Co., Ltd.		1,030	—	—	—	105	—	—	1,135
Muan Solar park Co., Ltd.		6,267	—	—	(1,380)	2,049	—	1,157	8,093
YuDang Solar Co., Ltd.		617	—	—	—	79	—	—	696
Anjwa Smart Farm & Solar City Co., Ltd.		8,298	—	—	—	1,179	—	—	9,477

2025
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
KPE Green Energy Co., Ltd.	￦	8,230	—	—	—	866	—	—	9,096
G.GURU Co., Ltd.		34	—	—	—	(48)	—	14	—
UD4M Co., Ltd.		121	—	—	—	(1)	—	—	120
Dongbu Highway Solar Co., Ltd.		512	—	—	—	11	—	—	523
Seobu Highway Solar Co., Ltd.		579	—	—	—	104	—	—	683
Korea Energy Data Co., Ltd.		23	—	—	—	(23)	—	—	—
Gangneung Sacheon Fuel Cell Co., Ltd.		9,306	—	—	—	(101)	—	—	9,205
Taebaek Gadeoksan Wind Power Co., Ltd.		22,909	—	—	(2,891)	6,438	—	—	26,456
Chuncheon Green Energy Co., Ltd.		17,672	—	—	—	(1,843)	—	—	15,829
Yeomsubong Wind Power Co., Ltd.		603	—	—	—	(278)	—	—	325
Yeongyang Wind Power Corporation II		11,301	—	—	—	2,105	—	—	13,406
Haeparang Energy Co., Ltd.		1,950	—	—	—	765	(1)	—	2,714
Saemangeum Sebit Power Plant Co., Ltd.		37,110	—	—	—	552	—	—	37,662
PlatformN. Co., Ltd.		—	—	—	—	—	—	—	—
PT. Cirebon Energi Prasarana		96,846	—	—	—	3,341	(6,182)	—	94,005
Green Radiation Co., Ltd.		—	—	—	—	20	—	—	20
Future Convergence Technology Laboratory. Co., Ltd.		22	—	—	—	(2)	—	—	20
Eco Motion Co., Ltd.		229	—	—	—	105	—	—	334
REC’s Innovation Co., Ltd.		155	—	—	—	42	—	—	197
ACE		5	—	—	—	(1)	—	—	4
Environment and Energy Co., Ltd.		3	—	—	—	(5)	3	—	1
Santiago Solar Power SpA		6,961	—	—	—	496	551	—	8,008
Yanggu Floating Photovoltaic Power Plant Inc.		846	—	—	—	5	—	—	851
Power Embedded		68	—	—	—	(11)	—	—	57
Changwon SG Energy Co., Ltd.		682	—	—	—	(9)	—	—	673
Donpyung Technology. Co., Ltd.		281	—	—	—	14	—	—	295
HORANG ENERGY Inc.		3,808	—	—	—	401	—	—	4,209
Hoenggye Renewable Energy Co., Ltd		2,375	—	—	—	—	—	—	2,375
Haman Green Energy Co., Ltd.		2,810	—	—	—	2,966	—	—	5,776
Songsan Green Energy Co., Ltd.		7,908	—	—	—	3,542	—	—	11,450
SkyPic Inc.		26	—	—	—	4	—	—	30
HyChangwon Fuel Cell. Co., Ltd.		9,278	—	—	—	(635)	—	—	8,643
Dreams Co., Ltd.		11	—	—	—	(8)	—	—	3
DEEPAI Co., Ltd.		11	—	—	—	(3)	—	—	8
Amaala Sustainable Company for Energy LLC		18	—	—	—	—	—	—	18
Remal First Holding Company		—	1	—	—	(1)	—	—	—
Naseem First Holding Company		—	1	—	—	(1)	—	—	—
Cheonwang Green Energy Co., Ltd.		—	652	—	—	(158)	—	—	494
Namjeju Bitdream Energy Co., Ltd.		—	5,325	—	—	(65)	—	—	5,260
Jeju Bukchon BESS Power Plant Co., Ltd.		—	3,690	—	—	(1,157)	(53)	—	2,480
Commerce and Industry Energy Co., Ltd.		—	—	—	—	—	—	498	498
KI Tech Co., Ltd.		—	247	—	—	(76)	—	—	171
Enlight Energy Advanced Industry Venture Fund		—	3,150	—	—	—	—	—	3,150
Gunsan Green Energy Co., Ltd.		—	2,043	—	—	—	—	—	2,043

	￦	6,704,754	15,109	(1,791)	(245,436)	445,448	(60,334)	(6,294)	6,851,456

<Joint ventures>
Shuweihat Asia Power Investment B.V.	￦	86,450	—	—	(1,087)	1,699	(4,832)	—	82,230
Shuweihat Asia Operation & Maintenance Company		2,138	—	—	(622)	1,368	(47)	—	2,837
Waterbury Lake Uranium L.P.		23,756	4,232	—	—	17	571	—	28,576
ASM-BG Investicii AD		16,936	—	—	—	1,954	1,720	(119)	20,491

2025
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
RES Technology AD	￦	15,069	—	—	—	118	1,489	(4)	16,672
KV Holdings, Inc.		6,921	—	—	—	891	(1,438)	—	6,374
KEPCO SPC Power Corporation		159,139	—	—	(39,832)	6,106	(5,970)	—	119,443
Gansu Datang Yumen Wind Power Co., Ltd.		7,919	—	—	—	(31)	141	—	8,029
Datang Chifeng Renewable Power Co., Ltd.		204,516	—	—	—	3,974	3,640	—	212,130
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		48,325	—	—	—	330	846	—	49,501
Rabigh Electricity Company		269,893	—	—	(1,696)	28,441	(10,833)	—	285,805
Rabigh Operation & Maintenance Company Limited		8,311	—	—	(1,835)	3,080	535	—	10,091
Jamaica Public Service Company Limited		412,616	—	—	(9,700)	14,193	(5,435)	603	412,277
KW Nuclear Components Co., Ltd.		18,758	—	—	(833)	4,440	—	—	22,365
Busan Shinho Solar Power Co., Ltd.		6,993	—	—	(1,250)	517	—	—	6,260
Global Trade Of Power System Co., Ltd.		696	—	—	—	12	—	—	708
Expressway Solar-light Power Generation Co., Ltd.		5,771	—	—	(650)	(463)	—	—	4,658
Amman Asia Electric Power Company		268,864	—	—	—	17,500	(11,613)	—	274,751
KAPES, Inc.		—	—	—	(1,904)	1,904	—	—	—
Honam Wind Power Co., Ltd.		4,833	—	—	(435)	500	—	—	4,898
Korea Power Engineering Service Co., Ltd.		6,054	—	—	(203)	541	—	12	6,404
Chun-cheon Energy Co., Ltd.		36,599	—	—	—	104	—	—	36,703
Yeonggwangbaeksu Wind Power Co., Ltd.		3,729	—	—	—	106	—	—	3,835
Nghi Son 2 Power LLC		563,079	—	—	—	44,061	(40,440)	—	566,700
Kelar S.A.		152,367	—	—	—	7,027	(6,100)	—	153,294
PT. Tanjung Power Indonesia		100,580	—	—	(4,785)	7,202	(4,229)	(547)	98,221
Incheon New Power Co., Ltd.		302	—	—	—	153	—	—	455
Seokmun Energy Co., Ltd.		15,456	—	—	—	(891)	—	—	14,565
Daehan Wind Power PSC		21,327	—	—	—	3,521	247	—	25,095
Barakah One Company		—	1,794,047	—	—	(92,162)	(29,378)	—	1,672,507
Nawah Energy Company		392	—	—	—	8	(8)	—	392
MOMENTUM		195	—	—	(203)	98	16	—	106
Daegu Green Power Co., Ltd.		30,513	—	—	—	583	—	23	31,119
Yeonggwang Wind Power Co., Ltd.		26,146	—	—	—	3,112	—	—	29,258
Chester Solar IV SpA		1,452	—	—	—	3,681	216	—	5,349
Chester Solar V SpA		262	—	—	—	477	17	—	756
Diego de Almagro Solar SpA		1,700	—	—	—	2,980	240	—	4,920
South Jamaica Power Company Limited		48,760	—	—	(3,618)	4,568	(1,035)	—	48,675
Daesan Green Energy Co., Ltd.		25,331	—	—	—	(3,575)	—	(1)	21,755
RE Holiday Holdings LLC		89,780	—	—	—	(6,460)	(2,689)	—	80,631
RE Pioneer Holdings LLC		55,622	—	—	—	(5,430)	(1,361)	—	48,831
RE Barren Ridge 1 Holdings LLC		59,806	—	—	(1,663)	(1,781)	(1,537)	—	54,825
RE Astoria 2 LandCo LLC		8,119	—	—	(414)	626	(194)	—	8,137
RE Barren Ridge LandCo LLC		2,857	—	—	(164)	245	(68)	—	2,870
Laurel SpA		1,432	—	—	—	1,562	98	—	3,092
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		1,149	—	—	—	1	(244)	—	906
Cheong-Song Noraesan Wind Power Co., Ltd.		4,317	—	—	(692)	495	—	—	4,120
Chester Solar I SpA		1,649	—	—	—	1,581	187	—	3,417
Solar Philippines Calatagan Corporation		63,695	—	—	(6,480)	6,258	(2,360)	—	61,113
Saemangeum Solar Power Co., Ltd.		23,277	—	—	—	(154)	—	—	23,123
Chungsongmeon BongSan wind power Co., Ltd.		2,590	—	—	—	(286)	—	—	2,304
Jaeun Resident Wind Power Plant Co., Ltd.		2,045	—	—	—	(2,045)	—	—	—
DE Energia SpA		11,062	—	(9,409)	(1,653)	—	—	—	—
Dangjin Eco Power Co., Ltd.		26,867	—	—	—	263	18	2	27,150
Haemodum Solar Co., Ltd.		3,230	—	—	(235)	156	—	—	3,151

2025
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Yangyang Wind Power Co., Ltd.	￦	11,640	—	—	—	3,491	—	—	15,131
HORUS SOLAR, S.A. DE C.V.		1,488	—	—	—	1,313	(156)	—	2,645
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		4,452	—	—	—	461	(311)	—	4,602
SUNMEX RENOVABLES, S.A. DE C.V.		1,687	—	—	—	1,409	309	—	3,405
Stavro Holding II A.B.		16,459	—	—	—	(1,227)	1,144	1,686	18,062
Solaseado Solar Power Co., Ltd.		22,793	—	—	—	3,760	—	—	26,553
Yeongam Solar Power Co., Ltd.		11,828	—	—	—	387	—	—	12,215
Samsu Wind Power Co., Ltd.		2,851	—	—	(121)	580	—	—	3,310
Pulau Indah Power Plant Sdn. Bhd.		50,721	5,493	—	—	2,464	(1,681)	—	56,997
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		15,433	1,779	—	—	(6,211)	—	—	11,001
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		15,496	—	(523)	(905)	955	—	—	15,023
PT Barito Wahana Tenaga		207,565	—	—	—	37,915	(19,652)	—	225,828
Cheongna Energy Co., Ltd.		46,158	—	—	—	21,688	—	—	67,846
Naepo Green Energy Co., Ltd.		48,031	—	—	(13,432)	24,643	—	—	59,242
Boim Combined Heat and Power Generation Co., Ltd.		—	—	—	—	—	—	—	—
OneEnergy Asia Limited		465,349	38,861	—	—	26,030	(35,837)	—	494,403
KAS INVESTMENT I LLC		6,078	—	—	—	(6,522)	457	—	13
KAS INVESTMENT II LLC		6,040	—	—	—	(6,481)	454	—	13
Energyco Co., Ltd.		2,322	—	—	—	307	—	—	2,629
CAES, LLC		20,659	—	—	(742)	(1,235)	(141)	(443)	18,098
Hapcheon Floating Photovoltaic Power Plant Inc.		11,334	—	—	—	1,457	—	1	12,792
Busan Industrial Solar Power Co., Ltd.		1,160	—	—	—	191	—	—	1,351
Bitsolar Energy Co., Ltd.		—	—	—	—	—	—	—	—
Pulau Indah O&M Sdn. Bhd.		—	—	—	—	59	3	—	62
Guadalupe Solar SpA		781	—	—	—	1,355	141	—	2,277
Omisan Wind Power Co., Ltd.		10,859	—	—	—	1,345	—	—	12,204
Foresight Iberian Solar Group Holding, S.L.		—	—	—	—	(8,169)	(833)	9,002	—
Yeongwol Eco Wind Co., Ltd.		890	—	—	—	(259)	—	—	631
Gurae Resident Power Co., Ltd.		333	—	—	—	75	—	—	408
Cheongju Eco Park Co., Ltd.		10,636	—	—	—	381	—	—	11,017
Enel X Midland Photovoltaic, LLC		2,715	—	—	—	107	—	—	2,822
Geumsungsan Wind Power Co., Ltd.		7,840	—	—	—	(302)	—	—	7,538
KEPCO KPS CARABAO Corp.		—	—	—	—	—	—	—	—
Prime Swedish Holding AB		37,559	—	—	(203)	(2,301)	3,609	—	38,664
Goheung New Energy Co., Ltd.		15,768	—	—	—	2,470	—	—	18,238
Gunsan Land Solar Co., Ltd.		23,163	—	—	(3,011)	3,670	—	—	23,822
CapMan Lynx SCA, SICAR		—	—	—	—	—	—	—	—
International Offshore Power Transmission Holding Company Limited		11,038	—	—	—	(133)	(10,905)	—	—
Pyeongchang Wind Power Co., Ltd.		12,147	—	—	—	700	—	4	12,851
Eumseong Eco Park Co., Ltd.		11,613	—	—	—	12	—	—	11,625
Changwon Nu-ri Energy Co., Ltd.		7,658	—	—	—	1,825	—	3	9,486
PungBack Wind Farm Corporation		7,760	—	—	—	(1,393)	—	—	6,367
Trumbull Asset Management, LLC		1,297	—	—	—	(37)	(32)	—	1,228
S-Power Chile SpA		159	—	—	—	361	18	—	538
Seungmun Green Energy		12,745	—	—	—	(288)	—	—	12,457
Seobusambo highway photovoltaics Co., Ltd.		3,309	—	—	—	215	—	—	3,524
Yangyang Suri Wind Power Co., Ltd.		8,643	—	—	—	925	—	—	9,568

2025
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Kepco for Power Company	￦	17,906	—	—	—	292	(5,215)	—	12,983
Taebaek Wind Power Co., Ltd.		14,759	—	—	(2,399)	277	—	—	12,637
Jeonju Bio Green Energy Co., Ltd.		2,566	—	(1,776)	—	(790)	—	—	—
Kumyang Eco Park Co., Ltd.		3,841	—	—	—	3,033	—	—	6,874
Jeongeup Green Power Co., Ltd.		8,846	—	—	—	(2,122)	—	—	6,724
Hadong E-factory Co., Ltd.		344	—	—	—	(4)	—	—	340
Namyangju Combined Heat and Power Co., Ltd.		51,768	95,336	—	—	36	6	—	147,146
Wadi Noor Solar Power Company SAOC		1,392	—	—	—	726	(2,118)	—	—
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Fairhaven Energy Storage LLC		—	—	—	—	—	—	—	—
Rutile BESS Holdings, LLC		1	21,466	—	—	(2,274)	(94)	—	19,099
Trumbull Development Partners, LLC		355,379	110,631	—	—	(11,696)	(15,046)	—	439,268
Imha Floating Photovoltaic Power Plant Inc.		6,351	—	—	—	(724)	—	—	5,627
EDFR KOWEPO AJBAN PV HOLDING LIMITED		85	—	—	—	(49)	818	—	854
Roof One Energy Co., Ltd.		2,000	—	—	—	(67)	—	—	1,933
Taean Haetdeulwon Solar Power Co., Ltd.		—	7,992	—	—	663	(18)	—	8,637
Haetbyeotgil Solar Power Co., Ltd.		—	704	—	—	28	—	—	732
Seongseo Neulpureun Energy Co., Ltd.		—	797	—	—	(116)	—	—	681
Luluah SKY Energy Holding Ltd.		—	103	—	—	(44)	4	—	63
KES Yona Holdings LLC		—	—	—	—	—	—	—	—
Siraj AlTaqa AlNazifa		—	—	—	—	—	—	—	—
Nour Ibri Solar Power Company		—	364	—	—	—	9	—	373
Lucy Equity Holdings, LLC		—	9,612	—	—	(1,110)	(8,532)	30	—

		4,581,340	2,091,417	(11,708)	(100,767)	15,5227	(213,429)	10,252	6,512,332

	￦	11,286,094	2,106,526	(13,499)	(346,203)	600,675	(273,763)	3,958	13,363,788

(4)	Summary of financial information of associates and joint ventures as of and for the years ended December 31, 2024 and 2025 are as follows:

2024
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Korea Gas Corporation	￦	57,669,638	46,843,282	38,388,740	1,148,985
Korea Electric Power Industrial Development Co., Ltd.		213,423	109,367	361,690	14,587
Gangwon Wind Power Co., Ltd.		123,787	46,156	23,400	7,415
Hyundai Green Power Co., Ltd.		698,653	295,095	109,081	9,354
Korea Power Exchange		365,652	91,690	120,586	1,795
Taebaek Guinemi Wind Power Co., Ltd.		35,917	19,831	5,155	213
Daeryun Power Co., Ltd.		1,117,771	651,892	397,332	61,893
KNH Solar Co., Ltd.		8,110	93	2,671	2,359
SPC Power Corporation		301,805	18,716	72,191	35,657
Gemeng International Energy Co., Ltd.		8,301,632	5,803,020	2,907,291	(66,765)
PT. Cirebon Electric Power		742,634	169,796	281,041	15,070
KNOC Nigerian East Oil Co., Ltd.		30,834	127,760	—	(31)
KNOC Nigerian West Oil Co., Ltd.		33,230	122,351	—	(31)
PT Wampu Electric Power		209,724	124,358	19,146	7,598

2024
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
PT. Bayan Resources TBK	￦	5,338,900	2,100,603	4,700,051	1,285,816
S-Power Co., Ltd.		739,732	369,429	734,607	35,889
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,414,921	979,112	182,433	(81,032)
PT. Mutiara Jawa		28,266	8,489	13,455	4,094
Noeul Green Energy Co., Ltd.		95,570	108,793	47,999	4,787
Goseong Green Power Co., Ltd.		5,129,641	4,125,053	1,310,775	2,823
Gangneung Eco Power Co., Ltd.		5,359,845	4,667,564	635,026	(10,547)
Shin Pyeongtaek Power Co., Ltd.		1,052,048	678,140	841,818	58,855
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		1,666	385	476	135
Dongducheon Dream Power Co., Ltd.		1,350,004	1,044,020	1,360,809	10,453
Jinbhuvish Power Generation Pvt. Ltd.		67,903	14,023	—	—
Daejung Offshore Wind Power Co., Ltd.		5,419	2,220	—	53
GS Donghae Electric Power Co., Ltd.		1,910,960	1,089,101	535,012	59,776
Daegu Photovoltaic Co., Ltd.		11,767	3,025	3,805	908
Busan Green Energy Co., Ltd.		142,943	134,894	66,924	(3,140)
Hansuwon KNP Co., Ltd.		4,324	1,444	7,949	716
Korea Electric Power Corporation Fund		13,676	67	1,880	488
Energy Infra Asset Management Co., Ltd.		14,037	1,229	5,003	1,450
YaksuESS Co., Ltd.		5,295	4,738	749	(423)
Nepal Water & Energy Development Company Private Limited		666,316	419,386	123,848	10,732
Gwangyang Green Energy Co., Ltd.		547,208	426,210	—	(2,105)
PND solar Co., Ltd.		32,025	26,570	5,331	737
Hyundai Eco Energy Co., Ltd.		157,873	114,299	25,081	5,963
YeongGwang Yaksu Wind Electric Co., Ltd.		36,659	37,065	5,194	(953)
Green Energy Electricity Generation Co., Ltd.		81,798	85,848	1,942	(1,392)
Korea Energy Solutions Co., Ltd.		1,303	318	1,209	146
ITR Co., Ltd.		720	898	130	(510)
STN Co., Ltd.		1,870	99	666	108
Indeck Niles Development, LLC		1,234,170	704,296	284,855	32,491
Indeck Niles Asset Management, LLC		211	32	1,157	1,120
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		12,665	178	722	689
Suwon New Power Co., Ltd.		15,427	13,338	5,072	(229)
Gwangbaek Solar Power Investment Co., Ltd.		260,641	249,642	9,658	1,188
Go deok Clean Energy Co., Ltd.		130,520	117,267	49,187	1,465
SureDataLab Co., Ltd.		660	461	675	(291)
SEP Co., Ltd.		45	118	—	(1)
Hankook Electric Power Information Co., Ltd.		2,381	991	2,135	58
Tronix Co., Ltd.		4,824	3,659	2,578	42
O2&B Global Co., Ltd.		453	485	149	(104)
Muan Sunshine Solar Power Plant Co., Ltd.		128,131	116,742	16,246	2,552
Bigeum Resident Photovoltaic Power Co., Ltd.		441,227	412,276	10,812	(6,845)
Goesan Solar Park Co., Ltd.		48,924	38,119	6,143	884
Saemangeum Heemang Photovoltaic Co., Ltd.		149,528	105,535	22,600	4,049
Bitgoel Eco Energy Co., Ltd.		79,709	51,776	28,110	6,064
Jeju Gimnyeong Wind Power Co., Ltd.		53,335	52,503	10,889	13
Seoroseoro Sunny Power Plant Co., Ltd.		6,680	4,309	1,035	208
Muan Solar park Co., Ltd.		188,303	158,595	27,641	5,152
YuDang Solar Co., Ltd.		18,321	15,238	3,506	589
Anjwa Smart Farm & Solar City Co., Ltd.		237,359	199,954	36,948	3,530
KPE Green Energy Co., Ltd.		135,307	103,023	41,289	2,131
G.GURU Co., Ltd.		273	133	103	(535)
UD4M Co., Ltd.		1,076	227	1,142	(170)
Dongbu Highway Solar Co., Ltd.		16,139	13,833	2,665	656

2024
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Seobu Highway Solar Co., Ltd.	￦	16,323	13,428	2,737	863
Korea Energy Data Co., Ltd.		212	134	167	(104)
Gangneung Sacheon Fuel Cell Co., Ltd.		148,460	125,975	45,534	5,768
Taebaek Gadeoksan Wind Power Co., Ltd.		187,927	120,551	32,534	15,536
Chuncheon Green Energy Co., Ltd.		234,506	195,354	68,010	11,494
Yeomsubong Wind Power Co., Ltd.		45,468	44,236	—	(924)
Yeongyang Wind Power Corporation II		136,360	105,721	18,376	4,005
Haeparang Energy Co., Ltd.		63,749	56,030	758	(620)
Saemangeum Sebit Power Plant Co., Ltd.		160,225	93,086	20,376	(147)
PlatformN. Co., Ltd.		162	223	430	139
PT. Cirebon Energi Prasarana		3,831,992	2,863,534	543,340	60,512
Green Radiation Co., Ltd.		521	663	613	(272)
Future Convergence Technology Laboratory. Co., Ltd.		384	277	—	(83)
Eco Motion Co., Ltd.		1,830	684	350	82
REC’s Innovation Co., Ltd.		2,921	1,518	1,010	232
ACE		359	308	27	14
Environment and Energy Co., Ltd.		31	—	—	(36)
Santiago Solar Power SpA		85,063	71,139	4,862	(9,488)
Yanggu Floating Photovoltaic Power Plant Inc.		15,300	12,382	2,259	210
Power Embedded		400	112	—	(7)
Changwon SG Energy Co., Ltd.		4,878	1,328	3,342	(539)
Donpyung Technology. Co., Ltd.		2,205	673	2,317	135
HORANG ENERGY Inc.		94,637	85,678	—	(947)
Hoenggye Renewable Energy Co., Ltd		43,206	43,942	—	(62)
Haman Green Energy Co., Ltd.		122,937	114,908	—	(1,165)
Songsan Green Energy Co., Ltd.		120,001	106,939	121	(692)
SkyPic Inc.		167	37	3	(7)
HyChangwon Fuel Cell. Co., Ltd.		114,580	91,679	—	(309)
Dreams Co.,Ltd.		233	183	208	(49)
DEEPAI Co.,Ltd.		813	449	240	(319)
Amaala Sustainable Company for Energy LLC		697,354	697,158	—	—
<Joint ventures>
Shuweihat Asia Power Investment B.V.		176,569	137	—	(370)
Shuweihat Asia Operation & Maintenance Company		4,215	328	3,574	2,293
Waterbury Lake Uranium L.P.		80,803	761	—	—
ASM-BG Investicii AD		68,437	34,565	12,815	2,824
RES Technology AD		57,356	27,219	7,395	(292)
KV Holdings, Inc.		17,304	1	1,778	1,799
KEPCO SPC Power Corporation		291,538	26,307	190,296	28,108
Gansu Datang Yumen Wind Power Co., Ltd.		63,240	43,443	10,721	944
Datang Chifeng Renewable Power Co., Ltd.		900,001	388,711	115,297	17,722
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		180,827	60,016	26,678	2,031
Rabigh Electricity Company		2,651,843	1,873,439	353,677	63,270
Rabigh Operation & Maintenance Company Limited		40,983	20,205	30,841	5,840
Jamaica Public Service Company Limited		2,649,022	1,656,068	1,490,606	76,611
KW Nuclear Components Co., Ltd.		47,498	5,423	6,919	2,510
Busan Shinho Solar Power Co., Ltd.		28,837	865	8,452	3,963
Global Trade Of Power System Co., Ltd.		2,976	574	3,635	290
Expressway Solar-light Power Generation Co., Ltd.		11,709	168	3,219	1,214
Amman Asia Electric Power Company		791,478	343,371	22,776	34,047
KAPES, Inc.		299,380	257,858	43,699	6,224
Honam Wind Power Co., Ltd.		29,174	12,618	6,508	1,810

2024
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
Korea Power Engineering Service Co., Ltd.	￦	22,701	1,828	12,983	1,444
Chun-cheon Energy Co., Ltd.		533,211	409,989	430,679	4,890
Yeonggwangbaeksu Wind Power Co., Ltd.		69,249	44,422	12,636	2,156
Nghi Son 2 Power LLC		4,412,970	3,286,814	921,504	91,777
Kelar S.A.		715,489	486,293	112,110	9,733
PT. Tanjung Power Indonesia		754,514	467,144	106,081	17,705
Incheon New Power Co., Ltd.		1,267	227	2,777	36
Seokmun Energy Co., Ltd.		192,083	138,787	51,233	(4,558)
Daehan Wind Power PSC		173,637	130,982	18,496	3,584
Barakah One Company		43,235,235	45,056,439	1,636,730	(53,778)
Nawah Energy Company		701,247	699,068	566,077	40
MOMENTUM		7,422	6,836	22,770	586
Daegu Green Power Co., Ltd.		493,595	399,918	338,750	7,344
Yeonggwang Wind Power Co., Ltd.		217,987	162,218	32,114	7,971
Chester Solar IV SpA		12,649	12,309	1,941	(676)
Chester Solar V SpA		4,260	4,321	631	(176)
Diego de Almagro Solar SpA		16,301	15,161	2,625	(667)
South Jamaica Power Company Limited		532,323	288,501	250,519	14,460
Daesan Green Energy Co., Ltd.		225,765	153,391	110,002	5,960
RE Holiday Holdings LLC		363,750	184,188	20,251	(1,413)
RE Pioneer Holdings LLC		272,900	161,657	13,343	(3,168)
RE Barren Ridge 1 Holdings LLC		224,922	105,310	12,905	(1,301)
RE Astoria 2 LandCo LLC		16,514	276	1,060	848
RE Barren Ridge LandCo LLC		5,826	110	411	342
Laurel SpA		10,897	10,471	1,522	(557)
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		33,736	150	—	70
Cheong-Song Noraesan Wind Power Co., Ltd.		53,374	38,705	6,788	1,599
Chester Solar I SpA		12,935	11,454	1,395	(745)
Solar Philippines Calatagan Corporation		166,126	37,872	19,412	8,733
Saemangeum Solar Power Co., Ltd.		34,377	5,643	—	(176)
Chungsongmeon BongSan wind power Co., Ltd.		86,708	83,921	—	(399)
Jaeun Resident Wind Power Plant Co., Ltd.		95,657	88,605	—	(380)
DE Energia SpA		32,263	24,853	—	3,163
Dangjin Eco Power Co., Ltd.		90,750	12,732	3,645	743
Haemodum Solar Co., Ltd.		21,036	14,444	2,060	232
Yangyang Wind Power Co., Ltd.		146,697	123,504	11,948	2,334
HORUS SOLAR, S.A. DE C.V.		170,018	184,014	35,080	(43,774)
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		238,276	223,019	19,178	(37,720)
SUNMEX RENOVABLES, S.A. DE C.V.		182,159	170,906	—	(15,771)
Stavro Holding II A.B.		82,407	114	—	(11,632)
Solaseado Solar Power Co., Ltd.		347,831	292,737	46,361	12,443
Yeongam Solar Power Co., Ltd.		318,641	260,459	34,509	10,880
Samsu Wind Power Co., Ltd.		61,678	46,675	7,051	682
Pulau Indah Power Plant Sdn. Bhd.		1,054,236	873,923	40,818	(2,896)
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		52,533	271	3,054	(23,354)
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,251	33	227	182
PT Barito Wahana Tenaga		678,043	—	—	74,744
Cheongna Energy Co., Ltd.		463,574	375,343	142,400	41,124
Naepo Green Energy Co., Ltd.		738,857	586,152	467,225	124,830

2024
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
Boim Combined Heat and Power Generation Co., Ltd.	￦	421,954	480,084	139,134	294
OneEnergy Asia Limited		3,237,191	2,137,600	424,036	100,781
KAS INVESTMENT I LLC		20,361	28	(40,343)	(43,213)
KAS INVESTMENT II LLC		20,233	28	(40,189)	(43,048)
Energyco Co., Ltd.		50,310	45,161	6,221	629
CAES, LLC		49,267	—	—	946
Hapcheon Floating Photovoltaic Power Plant Inc.		76,903	53,853	12,361	3,992
Busan Industrial Solar Power Co., Ltd.		18,236	15,133	2,262	191
Bitsolar Energy Co., Ltd.		68,249	74,213	8,300	(390)
Pulau Indah O&M Sdn. Bhd.		1	2	—	24
Guadalupe Solar SpA		10,477	9,339	1,408	(574)
Omisan Wind Power Co., Ltd.		180,001	154,541	4,785	1,480
Foresight Iberian Solar Group Holding, S.L.		187,118	194,881	3,262	(13,206)
Yeongwol Eco Wind Co., Ltd.		99,288	102,522	7,118	(5,518)
Gurae Resident Power Co., Ltd.		12,845	11,861	1,490	(101)
Cheongju Eco Park Co., Ltd.		145,162	109,158	37,392	2,415
Enel X Midland Photovoltaic, LLC		13,694	119	2,470	865
Geumsungsan Wind Power Co., Ltd.		143,725	118,608	21,048	7,349
KEPCO KPS CARABAO Corp.		226	835	—	(513)
Prime Swedish Holding AB		143,102	62,354	8,911	(8,404)
Goheung New Energy Co., Ltd.		174,255	142,437	28,059	2,190
Gunsan Land Solar Co., Ltd.		144,887	104,284	22,154	4,939
CapMan Lynx SCA, SICAR		3,319	134,790	—	(4,808)
International Offshore Power Transmission Holding Company Limited		33,191	1,650	—	(213)
Pyeongchang Wind Power Co., Ltd.		55,697	34,754	9,261	(536)
Eumseong Eco Park Co., Ltd.		149,904	111,846	45,239	9,512
Changwon Nu-ri Energy Co., Ltd.		71,179	58,630	333	(606)
PungBack Wind Farm Corporation		148,157	130,116	—	(536)
Trumbull Asset Management, LLC		2,572	910	4,501	486
S-Power Chile SpA		2,779	2,778	1,369	108
Seungmun Green Energy		142,213	103,593	46,712	9,026
Seobusambo highway photovoltaics Co., Ltd.		10,245	6,108	1,214	26
Yangyang Suri Wind Power Co., Ltd.		210,853	181,052	—	(5,391)
KEPCO for Power Company		644,110	614,267	—	(1,058)
Taebaek Wind Power Co., Ltd.		28,067	3,468	6,431	2,169
Jeonju Bio Green Energy Co., Ltd.		4,130	181	—	(967)
Kumyang Eco Park Co., Ltd.		125,961	112,910	3,169	615
Jeongeup Green Power Co., Ltd.		22,939	6,960	—	(2,767)
Hadong E-factory Co., Ltd.		2,331	1,204	—	(17)
Namyangju Combined Heat and Power Co., Ltd.		75,474	1,899	—	(2,410)
Samcheok Eco Materials Co., Ltd.		21,109	1,981	3,352	(1,357)
Wadi Noor Solar Power Company SAOC		492,407	481,139	—	(1,477)
Fairhaven Energy Storage LLC		2,071	82	—	(14)
Rutile BESS Holdings, LLC		7,353	7,350	—	(211)
Trumbull Development Partners, LLC		1,582,082	1,042,712	—	14,174
Imha Floating Photovoltaic Power Plant Inc.		36,412	23,546	—	(1,679)
EDFR KOWEPO AJBAN PV HOLDING LIMITED		37,776	37,606	—	(143)
Roof One Energy Co., Ltd.		9,305	5,209	—	(46)

2025
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Korea Gas Corporation	￦	53,627,847	42,828,922	35,727,336	132,251
Korea Electric Power Industrial Development Co., Ltd.		204,592	95,482	392,361	7,224
Gangwon Wind Power Co., Ltd.		283,460	201,297	27,005	13,997
Hyundai Green Power Co., Ltd.		656,989	256,336	111,887	9,787
Korea Power Exchange		350,477	88,408	126,117	2,817
Taebaek Guinemi Wind Power Co., Ltd.		35,835	17,788	7,003	1,995
Daeryun Power Co., Ltd.		1,102,566	587,322	393,540	48,372
KNH Solar Co., Ltd.		6,333	84	1,123	(977)
SPC Power Corporation		313,540	31,783	73,796	55,063
Gemeng International Energy Co., Ltd.		8,504,351	5,688,462	3,149,333	222,146
PT. Cirebon Electric Power		724,772	135,272	304,258	30,071
KNOC Nigerian East Oil Co., Ltd.		30,204	124,852	—	(36)
KNOC Nigerian West Oil Co., Ltd.		32,566	119,596	—	(36)
PT Wampu Electric Power		190,896	111,514	19,113	3,694
PT. Bayan Resources TBK		4,842,617	1,149,228	4,874,768	1,118,309
S-Power Co., Ltd.		664,275	253,454	660,755	40,452
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,533,443	1,127,607	213,673	(23,055)
PT. Mutiara Jawa		19,680	4,511	12,404	488
Noeul Green Energy Co., Ltd.		100,122	108,399	45,739	4,940
Goseong Green Power Co., Ltd.		4,953,795	3,966,676	1,307,686	(17,519)
Gangneung Eco Power Co., Ltd.		5,413,851	4,752,300	932,084	(27,205)
Shin Pyeongtaek Power Co., Ltd.		1,021,409	625,341	697,349	22,149
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		1,155	182	433	81
Dongducheon Dream Power Co., Ltd.		1,266,052	928,870	1,123,208	31,456
Jinbhuvish Power Generation Pvt. Ltd.		63,124	13,036	—	—
Daejung Offshore Wind Power Co., Ltd.		5,254	2,345	—	(253)
GS Donghae Electric Power Co., Ltd.		1,794,220	950,702	544,701	57,866
Daegu Photovoltaic Co., Ltd.		11,373	3,037	2,990	714
Busan Green Energy Co., Ltd.		137,848	131,949	58,189	(2,194)
Hansuwon KNP Co., Ltd.		5,591	1,706	10,944	1,051
Korea Electric Power Corporation Fund		15,199	21	3,155	3,522
Energy Infra Asset Management Co., Ltd.		15,316	1,181	5,081	1,328
YaksuESS Co., Ltd.		4,297	4,194	716	(454)
Nepal Water & Energy Development Company Private Limited		868,222	578,041	146,768	25,127
Gwangyang Green Energy Co., Ltd.		628,711	509,896	—	(2,182)
PND solar Co., Ltd.		30,067	23,914	5,511	753
Hyundai Eco Energy Co., Ltd.		145,984	98,906	24,404	6,734
YeongGwang Yaksu Wind Electric Co., Ltd.		34,792	34,993	5,925	205
Green Energy Electricity Generation Co., Ltd.		67,107	68,999	5,270	2,158
Korea Energy Solutions Co., Ltd.		1,018	321	443	(239)
ITR Co., Ltd.		824	840	330	(622)
STN Co., Ltd.		1,620	116	796	(200)
Indeck Niles Development, LLC		1,208,801	685,577	456,748	123,823
Indeck Niles Asset Management, LLC		198	34	1,237	1,220
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		12,695	330	1,162	1,130
Suwon New Power Co., Ltd.		14,354	11,698	4,868	206
Gwangbaek Solar Power Investment Co., Ltd.		240,317	229,134	8,849	883
Go deok Clean Energy Co., Ltd.		135,051	121,354	46,357	836
SureDataLab Co., Ltd.		1,016	161	2,225	319

2025
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
SEP Co., Ltd.	￦	45	118	—	(1)
Hankook Electric Power Information Co., Ltd.		2,957	1,157	2,701	388
Tronix Co., Ltd.		3,875	3,351	3,044	(95)
O2&B Global Co., Ltd.		550	650	22	(84)
Muan Sunshine Solar Power Plant Co., Ltd.		119,120	107,703	15,446	2,628
Bigeum Resident Photovoltaic Power Co., Ltd.		414,475	386,764	40,124	(3,556)
Goesan Solar Park Co., Ltd.		46,279	36,188	6,120	667
Saemangeum Heemang Photovoltaic Co., Ltd.		143,972	97,762	22,920	5,389
Bitgoel Eco Energy Co., Ltd.		70,965	44,509	24,840	1,403
Jeju Gimnyeong Wind Power Co., Ltd.		49,262	49,515	11,339	(1,085)
Seoroseoro Sunny Power Plant Co., Ltd.		6,578	3,959	1,039	248
Muan Solar park Co., Ltd.		182,811	143,971	31,033	8,707
YuDang Solar Co., Ltd.		18,046	14,567	3,501	635
Anjwa Smart Farm & Solar City Co., Ltd.		226,781	183,481	37,958	6,197
KPE Green Energy Co., Ltd.		132,729	97,030	35,620	3,392
G.GURU Co., Ltd.		32	43	159	(252)
UD4M Co., Ltd.		1,352	511	1,416	(283)
Dongbu Highway Solar Co., Ltd.		18,237	15,877	2,700	55
Seobu Highway Solar Co., Ltd.		15,871	12,456	2,837	519
Korea Energy Data Co., Ltd.		104	131	33	(119)
Gangneung Sacheon Fuel Cell Co., Ltd.		141,398	119,159	40,919	110
Taebaek Gadeoksan Wind Power Co., Ltd.		187,427	109,615	35,363	22,390
Chuncheon Green Energy Co., Ltd.		214,160	179,102	59,398	(1,376)
Yeomsubong Wind Power Co., Ltd.		50,729	50,458	6,151	(961)
Yeongyang Wind Power Corporation II		138,971	101,318	20,537	7,014
Haeparang Energy Co., Ltd.		66,397	55,619	7,339	3,063
Saemangeum Sebit Power Plant Co., Ltd.		143,281	75,139	20,428	1,003
PlatformN. Co., Ltd.		62	128	—	(4)
PT. Cirebon Energi Prasarana		3,650,107	2,710,061	525,647	33,411
Green Radiation Co., Ltd.		1,030	865	1,037	47
Future Convergence Technology Laboratory. Co., Ltd.		381	280	18	(29)
Eco Motion Co., Ltd.		2,399	727	888	524
REC’s Innovation Co., Ltd.		3,081	1,296	1,803	382
ACE		162	117	9	(1)
Environment and Energy Co., Ltd.		8	—	—	(22)
Santiago Solar Power SpA		90,913	74,898	6,657	862
Yanggu Floating Photovoltaic Power Plant Inc.		14,940	12,006	2,018	17
Power Embedded		396	156	177	(49)
Changwon SG Energy Co., Ltd.		4,564	1,065	3,744	(51)
Donpyung Technology. Co., Ltd.		3,283	1,683	1,310	73
HORANG ENERGY Inc.		111,959	101,998	32,082	1,003
Hoenggye Renewable Energy Co., Ltd		87,568	84,838	85	(53)
Haman Green Energy Co., Ltd.		140,112	123,610	35,401	8,469
Songsan Green Energy Co., Ltd.		143,642	124,676	42,284	5,904
SkyPic Inc.		171	21	27	16
HyChangwon Fuel Cell. Co., Ltd.		198,733	177,417	—	(1,585)
Dreams Co.,Ltd.		181	202	212	(120)
DEEPAI Co.,Ltd.		1,006	848	434	(56)
Amaala Sustainable Company for Energy LLC		2,004,265	1,932,575	947,226	4,539

2025
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Remal First Holding Company	￦	1	25,106	—	(116)
Naseem First Holding Company		1	27,233	—	(116)
Cheonwang Green Energy Co., Ltd.		1,428	300	—	(405)
Namjeju Bitdream Energy Co., Ltd.		57,629	47,523	—	(383)
Jeju Bukchon BESS Power Plant Co., Ltd.		71,424	65,375	—	(2,646)
Commerce and Industry Energy Co., Ltd.		61,355	28,832	10,732	(3,487)
KI Tech Co., Ltd.		949	9	—	(59)
Enlight Energy Advanced Industry Venture Fund		11,235	—	—	—
Gunsan Green Energy Co., Ltd.		4,792	—	—	—
<Joint ventures>
Shuweihat Asia Power Investment B.V.		167,992	177	—	(405)
Shuweihat Asia Operation & Maintenance Company		5,494	337	3,822	2,488
Waterbury Lake Uranium L.P.		97,380	355	—	—
ASM-BG Investicii AD		70,715	29,734	14,792	3,904
RES Technology AD		57,211	23,867	8,946	232
KV Holdings, Inc.		15,937	1	2,218	2,227
KEPCO SPC Power Corporation		234,570	35,498	159,381	10,392
Gansu Datang Yumen Wind Power Co., Ltd.		63,125	43,052	9,624	15
Datang Chifeng Renewable Power Co., Ltd.		827,575	297,251	111,688	13,150
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		179,775	56,023	27,350	986
Rabigh Electricity Company		2,473,573	1,667,517	367,680	66,776
Rabigh Operation & Maintenance Company Limited		30,894	5,667	37,205	6,783
Jamaica Public Service Company Limited		2,903,070	1,910,042	1,530,704	41,735
KW Nuclear Components Co., Ltd.		57,137	7,045	23,272	9,869
Busan Shinho Solar Power Co., Ltd.		25,970	928	5,980	2,070
Global Trade Of Power System Co., Ltd.		2,812	371	3,288	258
Expressway Solar-light Power Generation Co., Ltd.		9,440	123	1,807	(7)
Amman Asia Electric Power Company		758,903	300,985	30,651	29,223
KAPES, Inc.		340,957	300,260	97,232	2,904
Honam Wind Power Co., Ltd.		26,339	9,559	6,339	1,725
Korea Power Engineering Service Co., Ltd.		23,970	1,888	12,625	1,528
Chun-cheon Energy Co., Ltd.		499,150	375,580	363,995	325
Yeonggwangbaeksu Wind Power Co., Ltd.		67,345	41,815	11,161	1,004
Nghi Son 2 Power LLC		4,243,607	3,110,208	824,849	87,686
Kelar S.A.		678,813	448,065	114,267	15,295
PT. Tanjung Power Indonesia		695,407	414,774	105,871	20,516
Incheon New Power Co., Ltd.		1,839	271	2,982	528
Seokmun Energy Co., Ltd.		187,425	137,202	49,595	(3,034)
Daehan Wind Power PSC		170,626	120,436	18,885	7,040
Barakah One Company		45,516,321	37,236,879	2,373,596	171,548
Nawah Energy Company		868,133	865,957	772,745	—
MOMENTUM		9,650	9,333	21,021	293
Daegu Green Power Co., Ltd.		450,953	356,158	258,151	1,309
Yeonggwang Wind Power Co., Ltd.		210,262	147,728	31,232	7,664
Chester Solar IV SpA		13,024	8,315	4,241	3,935
Chester Solar V SpA		4,356	3,854	592	455
Diego de Almagro Solar SpA		18,266	13,498	4,396	3,120
South Jamaica Power Company Limited		522,505	279,114	287,408	22,842
Daesan Green Energy Co., Ltd.		205,850	143,693	76,220	(8,563)
RE Holiday Holdings LLC		334,702	173,439	16,417	(7,622)
RE Pioneer Holdings LLC		251,486	153,824	14,708	(7,711)
RE Barren Ridge 1 Holdings LLC		206,966	97,315	12,685	(1,673)

2025
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
RE Astoria 2 LandCo LLC	￦	16,543	269	1,105	1,081
RE Barren Ridge LandCo LLC		5,847	108	428	423
Laurel SpA		11,722	9,406	1,591	1,338
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		31,790	165	—	35
Cheong-Song Noraesan Wind Power Co., Ltd.		50,178	36,187	7,672	2,257
Chester Solar I SpA		12,543	9,090	1,559	1,338
Solar Philippines Calatagan Corporation		162,588	46,665	22,752	11,978
Saemangeum Solar Power Co., Ltd.		34,546	6,001	—	(189)
Chungsongmeon BongSan wind power Co., Ltd.		137,596	135,793	1,270	(1,059)
Jaeun Resident Wind Power Plant Co., Ltd.		89,657	92,275	4,325	(6,348)
Dangjin Eco Power Co., Ltd.		90,477	11,629	3,642	767
Haemodum Solar Co., Ltd.		20,139	13,708	2,208	319
Yangyang Wind Power Co., Ltd.		147,912	117,737	20,896	6,052
HORUS SOLAR, S.A. DE C.V.		188,294	194,547	27,527	7,556
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		264,327	248,063	18,937	3,082
SUNMEX RENOVABLES, S.A. DE C.V.		227,521	204,770	—	9,430
Stavro Holding II A.B.		90,561	252	—	(6,134)
Solaseado Solar Power Co., Ltd.		333,609	268,850	44,123	11,125
Yeongam Solar Power Co., Ltd.		304,249	244,031	34,691	4,600
Samsu Wind Power Co., Ltd.		61,652	44,229	9,689	3,058
Pulau Indah Power Plant Sdn. Bhd.		1,430,289	1,224,872	489,648	4,541
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		39,023	1,768	10	(21,032)
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,254	562	1,109	1,061
PT Barito Wahana Tenaga		737,706	—	—	100,948
Cheongna Energy Co., Ltd.		495,919	364,410	160,101	43,278
Naepo Green Energy Co., Ltd.		759,180	568,084	427,122	80,207
Boim Combined Heat and Power Generation Co., Ltd.		415,646	479,035	125,925	(5,332)
OneEnergy Asia Limited		3,529,252	2,357,026	139,025	61,186
KAS INVESTMENT I LLC		44	—	(21,877)	(21,816)
KAS INVESTMENT II LLC		44	—	(21,739)	(21,678)
Energyco Co., Ltd.		55,110	48,903	6,690	1,058
CAES, LLC		42,153	—	—	(3,434)
Hapcheon Floating Photovoltaic Power Plant Inc.		76,375	50,349	11,958	3,044
Busan Industrial Solar Power Co., Ltd.		18,060	14,274	2,461	542
Bitsolar Energy Co., Ltd.		64,606	70,583	8,300	—
Pulau Indah O&M Sdn. Bhd.		5,656	5,500	7,573	157
Guadalupe Solar SpA		11,481	7,850	2,295	1,857
Omisan Wind Power Co., Ltd.		176,949	148,288	21,238	2,784
Foresight Iberian Solar Group Holding, S.L.		208,506	223,478	8,598	(1,312)
Yeongwol Eco Wind Co., Ltd.		94,294	98,423	9,156	(2,875)
Gurae Resident Power Co., Ltd.		12,581	11,340	1,552	(24)
Cheongju Eco Park Co., Ltd.		136,937	99,619	36,505	1,314
Enel X Midland Photovoltaic, LLC		14,482	374	2,376	533
Geumsungsan Wind Power Co., Ltd.		153,201	129,123	18,692	253
KEPCO KPS CARABAO Corp.		246	687	—	(50)
Prime Swedish Holding AB		151,330	69,152	10,691	(5,114)
Goheung New Energy Co., Ltd.		172,504	135,334	29,501	4,993
Gunsan Land Solar Co., Ltd.		136,335	94,558	22,160	5,228
International Offshore Power Transmission Holding Company Limited		145,797	146,009	—	(613)
Pyeongchang Wind Power Co., Ltd.		51,801	29,643	10,502	1,308
Eumseong Eco Park Co., Ltd.		141,344	103,247	35,958	200
Changwon Nu-ri Energy Co., Ltd.		150,789	135,244	22,907	2,694

2025
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
PungBack Wind Farm Corporation	￦	225,511	211,235	5,405	(3,808)
Trumbull Asset Management, LLC		2,576	1,002	4,332	(48)
S-Power Chile SpA		3,460	2,694	1,481	875
Seungmun Green Energy		138,284	100,535	38,641	(872)
Seobusambo highway photovoltaics Co., Ltd.		10,027	5,622	1,313	110
Yangyang Suri Wind Power Co., Ltd.		252,661	219,668	—	(1,103)
KEPCO for Power Company		704,847	683,209	—	(9)
Taebaek Wind Power Co., Ltd.		24,758	3,696	6,274	895
Kumyang Eco Park Co., Ltd.		143,281	119,773	38,929	6,128
Jeongeup Green Power Co., Ltd.		70,905	59,659	—	(4,733)
Hadong E-factory Co., Ltd.		2,335	1,220	—	(13)
Namyangju Combined Heat and Power Co., Ltd.		211,193	1,559	—	51
Samcheok Eco Materials Co., Ltd.		21,858	2,714	6,662	2,616
Wadi Noor Solar Power Company SAOC		562,304	555,715	47,038	980
Fairhaven Energy Storage LLC		2,042	—	—	—
Rutile BESS Holdings, LLC		41,785	3,587	—	(4,548)
Trumbull Development Partners, LLC		1,812,101	1,121,329	10,137	(20,709)
Imha Floating Photovoltaic Power Plant Inc.		79,588	68,199	4,372	(1,477)
EDFR KOWEPO AJBAN PV HOLDING LIMITED		11,723	10,016	—	148
Roof One Energy Co., Ltd.		32,551	28,596	2,379	658
Taean Haetdeulwon Solar Power Co., Ltd.		98,868	81,256	9,857	988
Haetbyeotgil Solar Power Co., Ltd.		11,520	9,112	467	68
Seongseo Neulpureun Energy Co., Ltd.		1,395	28	—	(233)
Luluah SKY Energy Holding Ltd.		716	293	—	(292)
KES Yona Holdings LLC		—	—	—	—
Siraj AlTaqa AlNazifa		—	—	—	—
Nour Ibri Solar Power Company		1,184	—	—	—
Lucy Equity Holdings, LLC		274,705	423,262	—	(16)

(5)	Financial information of associates and joint ventures reconciled to the Company’s investments in consolidated financial statements as of December 31, 2024 and 2025 are as follows:

2024
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	10,826,356	21.66%	2,344,989	—	—	(55,685)	2,289,304
Korea Electric Power Industrial Development Co., Ltd.		104,056	29.00%	30,177	—	—	—	30,177
Gangwon Wind Power Co., Ltd.		77,631	15.00%	11,644	49	—	—	11,693
Hyundai Green Power Co., Ltd.		403,558	29.00%	117,033	—	—	(29,640)	87,393
Korea Power Exchange		273,962	100.00%	273,962	—	—	—	273,962
Taebaek Guinemi Wind Power Co., Ltd.		16,086	67.25%	10,818	2,741	—	—	13,559
Daeryun Power Co., Ltd.		465,879	6.85%	31,913	—	—	(820)	31,093
KNH Solar Co., Ltd.		8,017	27.00%	2,165	—	—	—	2,165
SPC Power Corporation		283,089	38.00%	107,574	—	—	—	107,574
Gemeng International Energy Co., Ltd.		2,498,612	42.00%	1,049,417	—	—	(321,079)	728,338
PT. Cirebon Electric Power		572,838	27.50%	157,530	—	—	—	157,530
KNOC Nigerian East Oil Co., Ltd.		(96,926)	14.63%	(14,180)	—	—	14,180	—
KNOC Nigerian West Oil Co., Ltd.		(89,121)	14.63%	(13,038)	—	—	13,038	—
PT Wampu Electric Power		85,366	46.00%	39,268	—	—	—	39,268
PT. Bayan Resources TBK		3,238,297	20.00%	647,659	146,097	—	(76,380)	717,376
S-Power Co., Ltd.		370,303	49.00%	181,448	—	(1,076)	—	180,372
Xe-Pian Xe-Namnoy Power Co., Ltd.		435,809	25.00%	108,953	305	(946)	(35,247)	73,065
PT. Mutiara Jawa		19,777	29.00%	5,735	—	—	—	5,735
Noeul Green Energy Co., Ltd.		(13,223)	29.00%	(3,835)	—	—	3,835	—
Goseong Green Power Co., Ltd.		1,004,588	29.00%	291,331	—	(6,789)	—	284,542
Gangneung Eco Power Co., Ltd.		692,281	29.00%	200,761	46,872	(5,819)	—	241,814
Shin Pyeongtaek Power Co., Ltd.		373,908	40.00%	149,563	3,559	(14,064)	1	139,059
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		1,281	28.00%	359	—	—	1	360
Dongducheon Dream Power Co., Ltd.		305,984	34.01%	104,065	1,757	(1,889)	(12,582)	91,351
Jinbhuvish Power Generation Pvt. Ltd.		53,880	5.16%	2,780	—	—	(2,780)	—
Daejung Offshore Wind Power Co., Ltd.		3,199	46.59%	1,490	—	—	—	1,490
GS Donghae Electric Power Co., Ltd.		821,859	34.00%	279,432	—	—	—	279,432
Daegu Photovoltaic Co., Ltd.		8,742	29.00%	2,535	—	—	—	2,535
Busan Green Energy Co., Ltd.		8,049	29.00%	2,334	—	—	—	2,334
Hansuwon KNP Co., Ltd.		2,880	28.98%	835	—	—	(161)	674
Korea Electric Power Corporation Fund		13,609	98.09%	13,349	—	—	4	13,353
Energy Infra Asset Management Co., Ltd.		12,808	9.90%	1,268	—	—	—	1,268
YaksuESS Co., Ltd.		557	29.00%	161	1	—	—	162
Nepal Water & Energy Development Company Private Limited		246,930	68.88%	170,083	872	—	—	170,955
Gwangyang Green Energy Co., Ltd.		120,998	20.00%	24,199	18	—	—	24,217
PND solar Co., Ltd.		5,455	29.00%	1,582	154	—	(1)	1,735
Hyundai Eco Energy Co., Ltd.		43,574	19.00%	8,279	214	—	—	8,493
YeongGwang Yaksu Wind Electric Co., Ltd.		(406)	9.63%	(39)	300	—	(220)	41
Green Energy Electricity Generation Co., Ltd.		(4,050)	29.00%	(1,175)	779	—	396	—
Korea Energy Solutions Co., Ltd.		985	20.00%	197	—	—	—	197
ITR Co., Ltd.		(178)	8.70%	(15)	—	—	15	—
STN Co., Ltd.		1,771	20.00%	354	53	—	—	407
Indeck Niles Development, LLC		529,874	50.00%	264,936	101,361	—	4,673	370,970
Indeck Niles Asset Management, LLC		179	33.33%	60	—	—	—	60
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		12,487	49.00%	6,119	—	—	—	6,119
Suwon New Power Co., Ltd.		2,089	30.15%	630	—	284	—	914
Gwangbaek Solar Power Investment Co., Ltd.		10,999	44.00%	4,839	316	—	—	5,155
Go deok Clean Energy Co., Ltd.		13,253	40.00%	5,301	—	—	—	5,301
SureDataLab Co., Ltd.		199	23.95%	48	—	—	—	48

2024
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
SEP Co., Ltd.	￦	(73)	21.26%	(15)	—	—	15	—
Hankook Electric Power Information Co., Ltd.		1,390	16.16%	225	—	—	(13)	212
Tronix Co., Ltd.		1,165	12.50%	146	—	—	—	146
O2&B Global Co., Ltd.		(32)	20.00%	(6)	—	—	6	—
Muan Sunshine Solar Power Plant Co., Ltd.		11,389	20.00%	2,278	494	—	—	2,772
Bigeum Resident Photovoltaic Power Co., Ltd.		28,951	27.31%	7,908	—	—	—	7,908
Goesan Solar Park Co., Ltd.		10,805	29.00%	3,133	—	—	—	3,133
Saemangeum Heemang Photovoltaic Co., Ltd.		43,993	35.00%	15,398	739	—	—	16,137
Bitgoel Eco Energy Co., Ltd.		27,933	49.05%	13,701	—	—	—	13,701
Jeju Gimnyeong Wind Power Co., Ltd.		832	30.00%	250	—	—	—	250
Seoroseoro Sunny Power Plant Co., Ltd.		2,371	42.58%	1,010	20	—	—	1,030
Muan Solar park Co., Ltd.		29,708	20.00%	5,942	325	—	—	6,267
YuDang Solar Co., Ltd.		3,083	20.00%	617	—	—	—	617
Anjwa Smart Farm & Solar City Co., Ltd.		37,405	20.00%	7,482	816	—	—	8,298
KPE Green Energy Co., Ltd.		32,284	25.36%	8,186	44	—	—	8,230
G.GURU Co., Ltd.		140	24.65%	34	—	—	—	34
UD4M Co., Ltd.		849	14.29%	121	—	—	—	121
Dongbu Highway Solar Co., Ltd.		2,306	20.00%	462	50	—	—	512
Seobu Highway Solar Co., Ltd.		2,895	20.00%	579	—	—	—	579
Korea Energy Data Co., Ltd.		78	29.37%	23	—	—	—	23
Gangneung Sacheon Fuel Cell Co., Ltd.		22,485	41.00%	9,219	87	—	—	9,306
Taebaek Gadeoksan Wind Power Co., Ltd.		67,376	34.00%	22,909	—	—	—	22,909
Chuncheon Green Energy Co., Ltd.		39,152	45.00%	17,619	53	—	—	17,672
Yeomsubong Wind Power Co., Ltd.		1,232	29.00%	357	246	—	—	603
Yeongyang Wind Power Corporation II		30,639	30.00%	9,191	2,110	—	—	11,301
Haeparang Energy Co., Ltd.		7,719	25.00%	1,930	20	—	—	1,950
Saemangeum Sebit Power Plant Co., Ltd.		67,139	55.00%	36,928	182	—	—	37,110
PlatformN. Co., Ltd.		(61)	29.58%	(18)	—	—	18	—
PT. Cirebon Energi Prasarana		968,458	10.00%	96,846	—	—	—	96,846
Green Radiation Co., Ltd.		(142)	10.00%	(14)	3	—	11	—
Future Convergence Technology Laboratory. Co., Ltd.		107	20.12%	22	—	—	—	22
Eco motion Co., Ltd.		1,146	20.00%	229	—	—	—	229
REC’s Innovation Co., Ltd.		1,403	11.04%	155	—	—	—	155
ACE		51	20.00%	10	—	(5)	—	5
Environment and Energy Co., Ltd.		31	10.54%	3	—	—	—	3
Santiago Solar Power SpA		13,924	50.00%	6,961	—	—	—	6,961
Yanggu Floating Photovoltaic Power Plant Inc.		2,918	29.00%	846	—	—	—	846
Power Embedded		288	23.33%	67	1	—	—	68
Changwon SG Energy Co., Ltd.		3,550	18.78%	667	15	—	—	682
Donpyung Technology. Co., Ltd.		1,532	20.00%	306	—	(25)	—	281
HORANG ENERGY Inc.		8,959	40.00%	3,584	224	—	—	3,808
Hoenggye Renewable Energy Co., Ltd		(736)	36.12%	(266)	2,375	—	266	2,375
Haman Green Energy Co., Ltd.		8,029	35.00%	2,810	—	—	—	2,810
Songsan Green Energy Co., Ltd.		13,062	60.00%	7,837	71	—	—	7,908
SkyPic Inc.		130	20.00%	26	—	—	—	26
HyChangwon Fuel Cell. Co., Ltd.		22,901	40.00%	9,161	117	—	—	9,278
Dreams Co.,Ltd.		50	11.00%	6	5	—	—	11
DEEPAI Co.,Ltd.		364	1.32%	5	6	—	—	11
Amaala Sustainable Company for Energy LLC		196	10.00%	20	—	—	(2)	18

2024
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Shuweihat Asia Power Investment B.V.	￦	176,432	49.00%	86,450	—	—	—	86,450
Shuweihat Asia Operation & Maintenance Company		3,887	55.00%	2,138	—	—	—	2,138
Waterbury Lake Uranium L.P.		80,042	29.68%	23,756	—	—	—	23,756
ASM-BG Investicii AD		33,872	50.00%	16,936	—	—	—	16,936
RES Technology AD		30,137	50.00%	15,069	—	—	—	15,069
KV Holdings, Inc.		17,303	40.00%	6,921	—	—	—	6,921
KEPCO SPC Power Corporation		265,231	60.00%	159,139	—	—	—	159,139
Gansu Datang Yumen Wind Power Co., Ltd.		19,797	40.00%	7,919	—	—	—	7,919
Datang Chifeng Renewable Power Co., Ltd.		511,290	40.00%	204,516	—	—	—	204,516
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		120,811	40.00%	48,325	—	—	—	48,325
Rabigh Electricity Company		778,404	40.00%	311,362	—	(40,752)	(717)	269,893
Rabigh Operation & Maintenance Company Limited		20,778	40.00%	8,311	—	—	—	8,311
Jamaica Public Service Company Limited		992,954	40.00%	397,182	29,357	—	(13,923)	412,616
KW Nuclear Components Co., Ltd.		42,075	45.00%	18,934	—	—	(176)	18,758
Busan Shinho Solar Power Co., Ltd.		27,972	25.00%	6,993	—	—	—	6,993
Global Trade Of Power System Co., Ltd.		2,402	29.00%	696	—	—	—	696
Expressway Solar-light Power Generation Co., Ltd.		11,541	50.00%	5,771	—	—	—	5,771
Amman Asia Electric Power Company		448,107	60.00%	268,864	—	—	—	268,864
KAPES, Inc.		41,522	51.00%	21,176	—	(25,107)	3,931	—
Honam Wind Power Co., Ltd.		16,556	29.00%	4,801	32	—	—	4,833
Korea Power Engineering Service Co., Ltd.		20,873	29.00%	6,054	—	—	—	6,054
Chun-cheon Energy Co., Ltd.		123,222	29.90%	36,843	3	—	(247)	36,599
Yeonggwangbaeksu Wind Power Co., Ltd.		24,827	15.00%	3,723	6	—	—	3,729
Nghi Son 2 Power LLC		1,126,156	50.00%	563,079	—	—	—	563,079
Kelar S.A.		229,196	65.00%	148,978	3,389	—	—	152,367
PT. Tanjung Power Indonesia		287,370	35.00%	100,580	—	—	—	100,580
Incheon New Power Co., Ltd.		1,040	29.00%	302	—	—	—	302
Seokmun Energy Co., Ltd.		53,296	29.00%	15,456	—	—	—	15,456
Daehan Wind Power PSC		42,655	50.00%	21,327	—	—	—	21,327
Barakah One Company		(1,821,204)	18.00%	(327,817)	—	153,104	174,713	—
Nawah Energy Company		2,179	18.00%	392	—	—	—	392
MOMENTUM		586	33.33%	195	—	—	—	195
Daegu Green Power Co., Ltd.		93,677	54.24%	50,810	84	—	(20,381)	30,513
Yeonggwang Wind Power Co., Ltd.		55,769	46.00%	25,654	492	—	—	26,146
Chester Solar IV SpA		340	90.00%	306	1,146	—	—	1,452
Chester Solar V SpA		(61)	90.00%	(55)	317	—	—	262
Diego de Almagro Solar SpA		1,140	90.00%	1,026	674	—	—	1,700
South Jamaica Power Company Limited		243,822	20.00%	48,764	—	—	(4)	48,760
Daesan Green Energy Co., Ltd.		72,374	35.00%	25,331	—	—	—	25,331
RE Holiday Holdings LLC		179,562	50.00%	89,780	—	—	—	89,780
RE Pioneer Holdings LLC		111,243	50.00%	55,622	—	—	—	55,622
RE Barren Ridge 1 Holdings LLC		119,612	50.00%	59,806	—	—	—	59,806
RE Astoria 2 LandCo LLC		16,238	50.00%	8,119	—	—	—	8,119
RE Barren Ridge LandCo LLC		5,716	50.00%	2,857	—	—	—	2,857
Laurel SpA		426	90.00%	382	1,050	—	—	1,432
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		33,586	12.37%	4,155	9	—	(3,015)	1,149
Cheong-Song Noraesan Wind Power Co., Ltd.		14,669	29.01%	4,256	61	—	—	4,317
Chester Solar I SpA		1,481	90.00%	1,333	316	—	—	1,649

2024
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Solar Philippines Calatagan Corporation	￦	128,254	38.00%	48,737	—	—	14,958	63,695
Saemangeum Solar Power Co., Ltd.		28,734	81.01%	23,277	—	—	—	23,277
Chungsongmeon BongSan wind power Co., Ltd.		2,787	29.00%	808	1,782	—	—	2,590
Jaeun Resident Wind Power Plant Co., Ltd.		7,052	29.00%	2,045	—	—	—	2,045
DE Energia SpA		7,410	49.00%	3,631	—	—	7,431	11,062
Dangjin Eco Power Co., Ltd.		78,018	34.00%	26,526	341	—	—	26,867
Haemodum Solar Co., Ltd.		6,592	49.00%	3,230	—	—	—	3,230
Yangyang Wind Power Co., Ltd.		23,193	50.00%	11,597	43	—	—	11,640
HORUS SOLAR, S.A. DE C.V.		(13,996)	14.95%	(2,092)	3,580	—	—	1,488
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		15,257	14.95%	2,281	2,171	—	—	4,452
SUNMEX RENOVABLES, S.A. DE C.V.		11,253	14.95%	1,682	5	—	—	1,687
Stavro Holding II A.B.		82,293	20.00%	16,459	—	—	—	16,459
Solaseado Solar Power Co., Ltd.		55,094	38.90%	21,432	1,361	—	—	22,793
Yeongam Solar Power Co., Ltd.		58,182	19.00%	11,055	773	—	—	11,828
Samsu Wind Power Co., Ltd.		15,003	19.00%	2,851	—	—	—	2,851
Pulau Indah Power Plant Sdn. Bhd.		180,313	25.00%	45,078	5,643	—	—	50,721
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		52,262	29.53%	15,433	527	—	(527)	15,433
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,218	90.00%	15,496	—	—	—	15,496
PT Barito Wahana Tenaga		678,043	30.61%	207,565	—	—	—	207,565
Cheongna Energy Co., Ltd.		88,231	50.10%	44,204	3,137	(1,183)	—	46,158
Naepo Green Energy Co., Ltd.		152,705	29.20%	44,590	—	—	3,441	48,031
Boim Combined Heat and Power Generation Co., Ltd.		(58,130)	46.30%	(27,938)	—	(785)	28,723	—
OneEnergy Asia Limited		1,099,591	40.00%	439,837	25,512	—	—	465,349
KAS INVESTMENT I LLC		20,333	29.89%	6,078	—	—	—	6,078
KAS INVESTMENT II LLC		20,205	29.89%	6,040	—	—	—	6,040
Energyco Co., Ltd.		5,149	29.00%	1,493	829	—	—	2,322
CAES, LLC		49,267	36.00%	17,736	2,923	—	—	20,659
Hapcheon Floating Photovoltaic Power Plant Inc.		23,050	49.00%	11,295	39	—	—	11,334
Busan Industrial Solar Power Co., Ltd.		3,103	28.02%	870	290	—	—	1,160
Bitsolar Energy Co., Ltd.		(5,964)	27.10%	(1,616)	352	—	1,264	—
Pulau Indah O&M Sdn. Bhd.		(1)	40.00%	—	—	—	—	—
Guadalupe Solar SpA		1,138	60.00%	683	98	—	—	781
Omisan Wind Power Co., Ltd.		25,460	42.00%	10,693	166	—	—	10,859
Foresight Iberian Solar Group Holding, S.L.		(7,763)	75.00%	(5,822)	1,427	—	4,395	—
Yeongwol Eco Wind Co., Ltd.		(3,234)	29.00%	(938)	1,828	—	—	890
Gurae Resident Power Co., Ltd.		984	29.00%	285	48	—	—	333
Cheongju Eco Park Co., Ltd.		36,004	29.00%	10,441	195	—	—	10,636
Enel X Midland Photovoltaic, LLC		13,575	20.00%	2,715	—	—	—	2,715
Geumsungsan Wind Power Co., Ltd.		25,117	29.00%	7,284	556	—	—	7,840
KEPCO KPS CARABAO Corp.		(609)	40.00%	(244)	—	—	244	—
Prime Swedish Holding AB		80,748	45.00%	36,336	1,223	—	—	37,559
Goheung New Energy Co., Ltd.		31,818	46.15%	14,684	1,084	—	—	15,768
Gunsan Land Solar Co., Ltd.		40,603	51.94%	21,090	—	—	2,073	23,163
CapMan Lynx SCA, SICAR		(131,471)	50.00%	(65,735)	—	—	65,735	—
International Offshore Power Transmission Holding Company Limited		31,541	35.00%	11,040	(2)	—	—	11,038
Pyeongchang Wind Power Co., Ltd.		20,943	58.00%	12,147	—	—	—	12,147
Eumseong Eco Park Co., Ltd.		38,058	29.00%	11,036	577	—	—	11,613

2024
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Changwon Nu-ri Energy Co., Ltd.	￦	12,549	61.00%	7,655	3	—	—	7,658
PungBack Wind Farm Corporation		18,041	37.00%	6,675	1,085	—	—	7,760
Trumbull Asset Management, LLC		1,662	78.00%	1,297	—	—	—	1,297
S-Power Chile SpA		1	50.00%	1	158	—	—	159
Seungmun Green Energy		38,620	33.00%	12,745	—	—	—	12,745
Seobusambo highway photovoltaics Co., Ltd.		4,137	80.00%	3,309	—	—	—	3,309
Yangyang Suri Wind Power Co., Ltd.		29,801	29.00%	8,643	—	—	—	8,643
KEPCO for Power Company		29,843	60.00%	17,906	—	—	—	17,906
Taebaek Wind Power Co., Ltd.		24,599	60.00%	14,759	—	—	—	14,759
Jeonju Bio Green Energy Co., Ltd.		3,949	65.00%	2,566	—	—	—	2,566
Kumyang Eco Park Co., Ltd.		13,051	29.00%	3,785	56	—	—	3,841
Jeongeup Green Power Co., Ltd.		15,979	44.86%	7,167	1,679	—	—	8,846
Hadong E-factory Co., Ltd.		1,127	29.99%	338	6	—	—	344
Namyangju Combined Heat and Power Co., Ltd.		73,575	70.10%	51,575	193	—	—	51,768
Samchuck		19,128	25.54%	4,885	—	—	(4,885)	—
Wadi Noor Solar Power Company SAOC		11,268	50.00%	5,634	9	(4,251)	—	1,392
Fairhaven Energy Storage LLC		1,989	35.00%	696	—	—	(696)	—
Rutile BESS Holdings, LLC		3	50.00%	1	—	—	—	1
Trumbull Development Partners, LLC		539,370	56.23%	303,288	52,091	—	—	355,379
Imha Floating Photovoltaic Power Plant Inc.		12,866	49.00%	6,305	46	—	—	6,351
EDFR KOWEPO AJBAN PV HOLDING LIMITED		170	50.00%	85	—	—	—	85
Roof One Energy Co., Ltd.		4,096	48.00%	1,966	34	—	—	2,000

(*)	The percentage of ownership shown above is an effective percentage of ownership including the treasury stocks and others.

2025
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	10,798,925	21.66%	2,339,047	—	—	(55,512)	2,283,535
Korea Electric Power Industrial Development Co., Ltd.		109,110	29.00%	31,642	—	—	—	31,642
Gangwon Wind Power Co., Ltd.		82,163	15.00%	12,324	49	—	—	12,373
Hyundai Green Power Co., Ltd.		400,653	29.00%	116,189	—	—	(29,640)	86,549
Korea Power Exchange		262,069	100.00%	262,069	—	—	—	262,069
Taebaek Guinemi Wind Power Co., Ltd.		18,047	67.25%	12,136	2,741	—	—	14,877
Daeryun Power Co., Ltd.		515,244	6.85%	35,295	—	—	(820)	34,475
KNH Solar Co., Ltd.		6,249	27.00%	1,687	—	—	—	1,687
SPC Power Corporation		281,757	38.00%	107,067	—	—	—	107,067
Gemeng International Energy Co., Ltd.		2,815,889	42.00%	1,182,674	—	—	(370,382)	812,292
PT. Cirebon Electric Power		589,500	27.50%	162,112	—	—	—	162,112
KNOC Nigerian East Oil Co., Ltd.		(94,648)	14.63%	(13,847)	—	—	13,847	—
KNOC Nigerian West Oil Co., Ltd.		(87,030)	14.63%	(12,732)	—	—	12,732	—
PT Wampu Electric Power		79,382	46.00%	36,516	—	—	—	36,516
PT. Bayan Resources TBK		3,693,389	20.00%	738,678	69,416	—	(76,380)	731,714
S-Power Co., Ltd.		410,821	49.00%	201,302	—	(967)	—	200,335
Xe-Pian Xe-Namnoy Power Co., Ltd.		405,836	25.00%	101,459	305	(905)	(35,247)	65,612
PT. Mutiara Jawa		15,169	29.00%	4,399	—	—	—	4,399
Noeul Green Energy Co., Ltd.		(8,277)	29.00%	(2,401)	—	—	2,401	—
Goseong Green Power Co., Ltd.		987,119	29.00%	286,264	—	(10,179)	—	276,085
Gangneung Eco Power Co., Ltd.		661,551	29.00%	191,850	45,212	(9,379)	—	227,683
Shin Pyeongtaek Power Co., Ltd.		396,068	40.00%	158,428	3,559	(13,401)	—	148,586
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		973	28.00%	272	—	—	2	274
Dongducheon Dream Power Co., Ltd.		337,182	34.01%	114,675	1,757	(1,529)	(12,582)	102,321
Jinbhuvish Power Generation Pvt. Ltd.		50,088	5.20%	2,605	—	—	(2,605)	—
Daejung Offshore Wind Power Co., Ltd.		2,909	46.59%	1,355	—	—	—	1,355
GS Donghae Electric Power Co., Ltd.		843,518	34.00%	286,796	—	—	—	286,796
Daegu Photovoltaic Co., Ltd.		8,336	29.00%	2,417	—	—	—	2,417
Busan Green Energy Co., Ltd.		5,899	29.00%	1,711	—	—	—	1,711
Hansuwon KNP Co., Ltd.		3,885	28.98%	1,125	—	—	(160)	965
Korea Electric Power Corporation Fund		15,178	98.09%	14,889	—	—	3	14,892
Energy Infra Asset Management Co., Ltd.		14,135	9.90%	1,399	—	—	—	1,399
YaksuESS Co., Ltd.		103	29.00%	30	1	—	—	31
Nepal Water & Energy Development Company Private Limited		290,181	66.12%	191,868	837	—	—	192,705
Gwangyang Green Energy Co., Ltd.		118,815	20.00%	23,763	18	—	—	23,781
PND solar Co., Ltd.		6,153	29.00%	1,784	154	—	—	1,938
Hyundai Eco Energy Co., Ltd.		47,078	19.00%	8,945	214	—	—	9,159
YeongGwang Yaksu Wind Electric Co., Ltd.		(201)	9.63%	(19)	300	—	(220)	61
Green Energy Electricity Generation Co., Ltd.		(1,892)	29.00%	(549)	779	—	—	230
Korea Energy Solutions Co., Ltd.		697	20.00%	139	—	—	—	139
ITR Co., Ltd.		(16)	8.03%	(1)	—	—	1	—
STN Co., Ltd.		1,504	20.00%	301	53	—	—	354
Indeck Niles Development, LLC		523,224	50.00%	261,613	97,643	—	4,419	363,675
Indeck Niles Asset Management, LLC		164	33.33%	55	—	—	—	55
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		12,365	49.00%	6,059	—	—	—	6,059
Suwon New Power Co., Ltd.		2,656	30.15%	801	—	—	—	801
Gwangbaek Solar Power Investment Co., Ltd.		11,183	44.00%	4,920	316	—	—	5,236
Go deok Clean Energy Co., Ltd.		13,697	40.00%	5,479	—	—	—	5,479
SureDataLab Co., Ltd.		855	0.35%	3	—	—	—	3
SEP Co., Ltd.		(73)	21.26%	(15)	—	—	15	—

2025
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Hankook Electric Power Information Co., Ltd.	￦	1,800	16.16%	291	—	—	—	291
Tronix Co., Ltd.		524	12.50%	65	—	—	—	65
O2&B Global Co., Ltd.		(100)	20.00%	(20)	—	—	20	—
Muan Sunshine Solar Power Plant Co., Ltd.		11,417	20.00%	2,284	494	—	—	2,778
Bigeum Resident Photovoltaic Power Co., Ltd.		27,711	27.31%	7,569	—	—	—	7,569
Goesan Solar Park Co., Ltd.		10,091	29.00%	2,926	—	—	—	2,926
Saemangeum Heemang Photovoltaic Co., Ltd.		46,210	35.00%	16,174	739	—	—	16,913
Bitgoel Eco Energy Co., Ltd.		26,456	49.05%	12,977	—	—	—	12,977
Jeju Gimnyeong Wind Power Co., Ltd.		(253)	30.00%	(76)	—	—	76	—
Seoroseoro Sunny Power Plant Co., Ltd.		2,619	42.58%	1,115	20	—	—	1,135
Muan Solar park Co., Ltd.		38,840	20.00%	7,768	325	—	—	8,093
YuDang Solar Co., Ltd.		3,479	20.00%	696	—	—	—	696
Anjwa Smart Farm & Solar City Co., Ltd.		43,300	20.00%	8,661	816	—	—	9,477
KPE Green Energy Co., Ltd.		35,699	25.36%	9,052	44	—	—	9,096
G.GURU Co., Ltd.		(11)	14.42%	(2)	—	—	2	—
UD4M Co., Ltd.		841	14.29%	120	—	—	—	120
Dongbu Highway Solar Co., Ltd.		2,360	20.00%	473	50	—	—	523
Seobu Highway Solar Co., Ltd.		3,415	20.00%	683	—	—	—	683
Korea Energy Data Co., Ltd.		(27)	29.37%	(8)	—	—	8	—
Gangneung Sacheon Fuel Cell Co., Ltd.		22,239	41.00%	9,118	87	—	—	9,205
Taebaek Gadeoksan Wind Power Co., Ltd.		77,812	34.00%	26,456	—	—	—	26,456
Chuncheon Green Energy Co., Ltd.		35,058	45.00%	15,776	53	—	—	15,829
Yeomsubong Wind Power Co., Ltd.		271	29.00%	79	246	—	—	325
Yeongyang Wind Power Corporation II		37,653	30.00%	11,296	2,110	—	—	13,406
Haeparang Energy Co., Ltd.		10,778	25.00%	2,694	20	—	—	2,714
Saemangeum Sebit Power Plant Co., Ltd.		68,142	55.00%	37,480	182	—	—	37,662
PlatformN. Co., Ltd.		(66)	29.58%	(20)	—	—	20	—
PT. Cirebon Energi Prasarana		940,046	10.00%	94,005	—	—	—	94,005
Green Radiation Co., Ltd.		165	10.00%	17	3	—	—	20
Future Convergence Technology Laboratory. Co., Ltd.		101	20.12%	20	—	—	—	20
Eco motion Co., Ltd.		1,672	20.00%	334	—	—	—	334
REC’s Innovation Co., Ltd.		1,785	11.04%	197	—	—	—	197
ACE		45	20.00%	9	—	(5)	—	4
Environment and Energy Co., Ltd.		8	10.54%	1	—	—	—	1
Santiago Solar Power SpA		16,015	50.00%	8,008	—	—	—	8,008
Yanggu Floating Photovoltaic Power Plant Inc.		2,934	29.00%	851	—	—	—	851
Power Embedded		240	23.33%	56	1	—	—	57
Changwon SG Energy Co., Ltd.		3,499	18.78%	658	15	—	—	673
Donpyung Technology. Co., Ltd.		1,600	20.00%	320	—	(25)	—	295
HORANG ENERGY Inc.		9,961	40.00%	3,985	224	—	—	4,209
Hoenggye Renewable Energy Co., Ltd		2,730	36.12%	986	2,375	—	(986)	2,375
Haman Green Energy Co., Ltd.		16,502	35.00%	5,776	—	—	—	5,776
Songsan Green Energy Co., Ltd.		18,966	60.00%	11,379	71	—	—	11,450
SkyPic Inc.		150	20.00%	30	—	—	—	30
HyChangwon Fuel Cell. Co., Ltd.		21,316	40.00%	8,526	117	—	—	8,643
Dreams Co.,Ltd.		(21)	11.00%	(2)	5	—	—	3
DEEPAI Co.,Ltd.		158	1.32%	2	6	—	—	8
Amaala Sustainable Company for Energy LLC		71,690	10.00%	7,169	—	—	(7,151)	18
Remal First Holding Company		(25,105)	30.00%	(7,532)	—	—	7,532	—
Naseem First Holding Company		(27,232)	30.00%	(8,170)	—	—	8,170	—
Cheonwang Green Energy Co., Ltd.		1,128	40.00%	451	46	—	(3)	494
Namjeju Bitdream Energy Co., Ltd.		10,106	50.00%	5,053	207	—	—	5,260

2025
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Jeju Bukchon BESS Power Plant Co., Ltd.	￦	6,049	41.00%	2,480	—	—	—	2,480
Commerce and Industry Energy Co., Ltd.		32,523	24.46%	7,954	—	—	(7,456)	498
KI Tech Co., Ltd.		940	24.70%	232	—	(61)	—	171
Enlight Energy Advanced Industry Venture Fund		11,235	28.04%	3,150	—	—	—	3,150
Gunsan Green Energy Co., Ltd.		4,792	42.63%	2,043	—	—	—	2,043
<Joint ventures>
Shuweihat Asia Power Investment B.V.		167,815	49.00%	82,230	—	—	—	82,230
Shuweihat Asia Operation & Maintenance Company		5,157	55.00%	2,837	—	—	—	2,837
Waterbury Lake Uranium L.P.		97,025	29.45%	28,576	—	—	—	28,576
ASM-BG Investicii AD		40,981	50.00%	20,491	—	—	—	20,491
RES Technology AD		33,344	50.00%	16,672	—	—	—	16,672
KV Holdings, Inc.		15,936	40.00%	6,374	—	—	—	6,374
KEPCO SPC Power Corporation		199,072	60.00%	119,443	—	—	—	119,443
Gansu Datang Yumen Wind Power Co., Ltd.		20,073	40.00%	8,029	—	—	—	8,029
Datang Chifeng Renewable Power Co., Ltd.		530,324	40.00%	212,130	—	—	—	212,130
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		123,752	40.00%	49,501	—	—	—	49,501
Rabigh Electricity Company		806,056	40.00%	322,423	—	(35,813)	(805)	285,805
Rabigh Operation & Maintenance Company Limited		25,227	40.00%	10,091	—	—	—	10,091
Jamaica Public Service Company Limited		993,028	40.00%	397,211	29,357	—	(14,291)	412,277
KW Nuclear Components Co., Ltd.		50,092	45.00%	22,541	—	—	(176)	22,365
Busan Shinho Solar Power Co., Ltd.		25,042	25.00%	6,260	—	—	—	6,260
Global Trade Of Power System Co., Ltd.		2,441	29.00%	708	—	—	—	708
Expressway Solar-light Power Generation Co., Ltd.		9,317	50.00%	4,658	—	—	—	4,658
Amman Asia Electric Power Company		457,918	60.00%	274,751	—	—	—	274,751
KAPES, Inc.		40,697	51.00%	20,755	—	(31,563)	10,808	—
Honam Wind Power Co., Ltd.		16,780	29.00%	4,866	32	—	—	4,898
Korea Power Engineering Service Co., Ltd.		22,082	29.00%	6,404	—	—	—	6,404
Chun-cheon Energy Co., Ltd.		123,570	29.90%	36,948	3	—	(248)	36,703
Yeonggwangbaeksu Wind Power Co., Ltd.		25,530	15.00%	3,829	6	—	—	3,835
Nghi Son 2 Power LLC		1,133,399	50.00%	566,700	—	—	—	566,700
Kelar S.A.		230,748	65.00%	149,986	3,308	—	—	153,294
PT. Tanjung Power Indonesia		280,633	35.00%	98,221	—	—	—	98,221
Incheon New Power Co., Ltd.		1,568	29.00%	455	—	—	—	455
Seokmun Energy Co., Ltd.		50,223	29.00%	14,565	—	—	—	14,565
Daehan Wind Power PSC		50,190	50.00%	25,095	—	—	—	25,095
Barakah One Company		8,279,442	18.00%	1,490,300	—	182,207	—	1,672,507
Nawah Energy Company		2,176	18.00%	392	—	—	—	392
MOMENTUM		317	33.33%	106	—	—	—	106
Daegu Green Power Co., Ltd.		94,795	54.24%	51,416	84	—	(20,381)	31,119
Yeonggwang Wind Power Co., Ltd.		62,534	46.00%	28,766	492	—	—	29,258
Chester Solar IV SpA		4,709	90.00%	4,237	1,112	—	—	5,349
Chester Solar V SpA		502	90.00%	452	304	—	—	756
Diego de Almagro Solar SpA		4,768	90.00%	4,291	629	—	—	4,920
South Jamaica Power Company Limited		243,391	20.00%	48,678	—	—	(3)	48,675
Daesan Green Energy Co., Ltd.		62,157	35.00%	21,755	—	—	—	21,755
RE Holiday Holdings LLC		161,263	50.00%	80,631	—	—	—	80,631
RE Pioneer Holdings LLC		97,662	50.00%	48,831	—	—	—	48,831
RE Barren Ridge 1 Holdings LLC		109,651	50.00%	54,825	—	—	—	54,825

2025
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
RE Astoria 2 LandCo LLC	￦	16,274	50.00%	8,137	—	—	—	8,137
RE Barren Ridge LandCo LLC		5,739	50.00%	2,870	—	—	—	2,870
Laurel SpA		2,316	90.00%	2,084	1,008	—	—	3,092
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		31,625	12.37%	3,912	9	—	(3,015)	906
Cheong-Song Noraesan Wind Power Co., Ltd.		13,991	29.01%	4,059	61	—	—	4,120
Chester Solar I SpA		3,453	90.00%	3,108	309	—	—	3,417
Solar Philippines Calatagan Corporation		115,923	38.00%	44,050	—	—	17,063	61,113
Saemangeum Solar Power Co., Ltd.		28,545	81.01%	23,123	—	—	—	23,123
Chungsongmeon BongSan wind power Co., Ltd.		1,803	29.00%	522	1,782	—	—	2,304
Jaeun Resident Wind Power Plant Co., Ltd.		(2,618)	29.00%	(759)	—	—	759	—
Dangjin Eco Power Co., Ltd.		78,848	34.00%	26,809	341	—	—	27,150
Haemodum Solar Co., Ltd.		6,431	49.00%	3,151	—	—	—	3,151
Yangyang Wind Power Co., Ltd.		30,175	50.00%	15,088	43	—	—	15,131
HORUS SOLAR, S.A. DE C.V.		(6,253)	14.95%	(935)	3,580	—	—	2,645
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		16,264	14.95%	2,431	2,171	—	—	4,602
SUNMEX RENOVABLES, S.A. DE C.V.		22,751	14.95%	3,400	5	—	—	3,405
Stavro Holding II A.B.		90,309	20.00%	18,062	—	—	—	18,062
Solaseado Solar Power Co., Ltd.		64,759	38.90%	25,192	1,361	—	—	26,553
Yeongam Solar Power Co., Ltd.		60,218	19.00%	11,442	773	—	—	12,215
Samsu Wind Power Co., Ltd.		17,423	19.00%	3,310	—	—	—	3,310
Pulau Indah Power Plant Sdn. Bhd.		205,417	25.00%	51,354	5,643	—	—	56,997
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		37,255	29.53%	11,001	527	—	(527)	11,001
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		16,692	90.00%	15,023	—	—	—	15,023
PT Barito Wahana Tenaga		737,706	30.61%	225,828	—	—	—	225,828
Cheongna Energy Co., Ltd.		131,509	50.10%	65,886	3,137	(1,177)	—	67,846
Naepo Green Energy Co., Ltd.		191,096	29.20%	55,800	—	—	3,442	59,242
Boim Combined Heat and Power Generation Co., Ltd.		(63,389)	46.30%	(29,349)	—	(743)	30,092	—
OneEnergy Asia Limited		1,172,226	40.00%	468,891	25,512	—	—	494,403
KAS INVESTMENT I LLC		44	29.89%	13	—	—	—	13
KAS INVESTMENT II LLC		44	29.89%	13	—	—	—	13
Energyco Co., Ltd.		6,207	29.00%	1,800	829	—	—	2,629
CAES, LLC		42,153	36.00%	15,175	2,923	—	—	18,098
Hapcheon Floating Photovoltaic Power Plant Inc.		26,026	49.00%	12,753	39	—	—	12,792
Busan Industrial Solar Power Co., Ltd.		3,786	28.02%	1,061	290	—	—	1,351
Bitsolar Energy Co., Ltd.		(5,977)	27.10%	(1,620)	—	—	1,620	—
Pulau Indah O&M Sdn. Bhd.		156	40.00%	62	—	—	—	62
Guadalupe Solar SpA		3,631	60.00%	2,179	98	—	—	2,277
Omisan Wind Power Co., Ltd.		28,661	42.00%	12,038	166	—	—	12,204
Foresight Iberian Solar Group Holding, S.L.		(14,972)	75.00%	(11,229)	1,427	—	9,802	—
Yeongwol Eco Wind Co., Ltd.		(4,129)	29.00%	(1,197)	1,828	—	—	631
Gurae Resident Power Co., Ltd.		1,241	29.00%	360	48	—	—	408
Cheongju Eco Park Co., Ltd.		37,318	29.00%	10,822	195	—	—	11,017
Enel X Midland Photovoltaic, LLC		14,108	20.00%	2,822	—	—	—	2,822
Geumsungsan Wind Power Co., Ltd.		24,078	29.00%	6,982	556	—	—	7,538
KEPCO KPS CARABAO Corp.		(441)	40.00%	(176)	—	—	176	—
Prime Swedish Holding AB		82,178	45.00%	36,980	1,684	—	—	38,664
Goheung New Energy Co., Ltd.		37,170	46.15%	17,154	1,084	—	—	18,238

2025
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Gunsan Land Solar Co., Ltd.	￦	41,777	53.83%	22,488	—	—	1,334	23,822
International Offshore Power Transmission Holding Company Limited		(212)	35.00%	(74)	(2)	—	76	—
Pyeongchang Wind Power Co., Ltd.		22,158	58.00%	12,851	—	—	—	12,851
Eumseong Eco Park Co., Ltd.		38,097	29.00%	11,048	577	—	—	11,625
Changwon Nu-ri Energy Co., Ltd.		15,545	61.00%	9,483	3	—	—	9,486
PungBack Wind Farm Corporation		14,276	37.00%	5,282	1,085	—	—	6,367
Trumbull Asset Management, LLC		1,574	78.00%	1,228	—	—	—	1,228
S-Power Chile SpA		766	50.00%	383	155	—	—	538
Seungmun Green Energy		37,749	33.00%	12,457	—	—	—	12,457
Seobusambo highway photovoltaics Co., Ltd.		4,405	80.00%	3,524	—	—	—	3,524
Yangyang Suri Wind Power Co., Ltd.		32,993	29.00%	9,568	—	—	—	9,568
KEPCO for Power Company		21,638	60.00%	12,983	—	—	—	12,983
Taebaek Wind Power Co., Ltd.		21,062	60.00%	12,637	—	—	—	12,637
Kumyang Eco Park Co., Ltd.		23,508	29.00%	6,818	56	—	—	6,874
Jeongeup Green Power Co., Ltd.		11,246	44.86%	5,045	1,679	—	—	6,724
Hadong E-factory Co., Ltd.		1,115	29.99%	334	6	—	—	340
Namyangju Combined Heat and Power Co., Ltd.		209,634	70.10%	146,953	193	—	—	147,146
Samchuck		19,144	25.54%	4,889	—	—	(4,889)	—
Wadi Noor Solar Power Company SAOC		6,589	50.00%	3,295	9	(4,015)	711	—
Fairhaven Energy Storage LLC		2,042	35.00%	715	—	—	(715)	—
Rutile BESS Holdings, LLC		38,198	50.00%	19,099	—	—	—	19,099
Trumbull Development Partners, LLC		690,772	56.23%	388,421	50,847	—	—	439,268
Imha Floating Photovoltaic Power Plant Inc.		11,389	49.00%	5,581	46	—	—	5,627
EDFR KOWEPO AJBAN PV HOLDING LIMITED		1,707	50.00%	854	—	—	—	854
Roof One Energy Co., Ltd.		3,955	48.00%	1,899	34	—	—	1,933
Taean Haetdeulwon Solar Power Co., Ltd.		17,612	45.00%	7,925	712	—	—	8,637
Haetbyeotgil Solar Power Co., Ltd.		2,408	30.00%	723	9	—	—	732
Seongseo Neulpureun Energy Co., Ltd.		1,367	49.81%	681	—	—	—	681
Luluah SKY Energy Holding Ltd.		423	15.00%	63	—	—	—	63
KES Yona Holdings LLC		—	0.00%	—	—	—	—	—
Siraj AlTaqa AlNazifa		—	0.00%	—	—	—	—	—
Nour Ibri Solar Power Company		1,184	30.77%	364	—	—	9	373
Lucy Equity Holdings, LLC		(148,557)	20.00%	(29,711)	1,268	—	28,443	—

(*)	The percentage of ownership shown above is an effective percentage of ownership including the treasury stocks and others.

(6)	As of December 31, 2024 and 2025, unrecognized equity interest in investments in associates and joint ventures whose book value has been reduced to zero due to accumulated losses are as follows:

		2024		2025
		Unrecognized equity interest	Accumulated unrecognized equity interest	Unrecognized equity interest	Accumulated unrecognized equity interest

		In millions of won
Boim Combined Heat and Power Generation Co., Ltd.	W	769	28,723	2,394	31,117
Samcheok Eco Materials Co., Ltd.		895	5,326	(5)	5,321
Barakah One Company		33,994	174,713	(174,713)	—
KAPES, Inc.		916	3,931	6,877	10,808
ITR Co., Ltd.		14	15	(14)	1
SEP Co., Ltd.		—	15	—	15
Noeul Green Energy Co., Ltd.		(1,377)	3,835	(1,434)	2,401
PlatformN. Co., Ltd.		(44)	18	2	20
KEPCO KPS CARABAO Corp.		207	244	(68)	176
Bitsolar Energy Co., Ltd.		1,264	1,264	356	1,620
Green Energy Electricity Generation Co., Ltd.		396	396	(396)	—
O2&B Global Co., Ltd.		6	6	14	20
Pulau Indah O&M Sdn. Bhd.		1	1	(1)	—
Foresight Iberian Solar Group Holding, S.L. (*2)		4,395	4,395	5,407	9,802
Green Radiation Co., Ltd.,		11	11	(11)	—
Hoenggye Renewable Energy Co., Ltd.,		266	266	(266)	—
CapMan Lynx SCA, SICAR (*1)		31,090	31,090	(31,090)	—
G.GURU Co., Ltd.		—	—	2	2
International Offshore Power Transmission Holding Company Limited		—	—	76	76
Jeju Gimnyeong Wind Power Co., Ltd.		—	—	76	76
Korea Energy Data Co., Ltd.		—	—	8	8
Wadi Noor Solar Power Company SAOC		—	—	711	711
Jaeun Resident Wind Power Plant Co., Ltd.		—	—	759	759
Lucy Equity Holdings, LLC		—	—	3,538	3,538
Remal First Holding Company		—	—	7,532	7,532
Naseem First Holding Company		—	—	8,170	8,170
KNOC Nigerian East Oil Co., Ltd. (*2)		14,180	14,180	(333)	13,847
KNOC Nigerian West Oil Co., Ltd. (*2)		13,038	13,038	(306)	12,732

(*1)	Liquidated during the period.

(*2)	Further share of losses exceeding the carrying amount of the investment is recognized against other long-term interests, such as loans, that in substance form part of the net investment in the entity.

(7)	As of December 31, 2025, shareholders’ agreements on investments in associates and joint ventures that may cause future economic resource or cash outflows are as follows:

(i)	Taebaek Wind Power Co., Ltd.
In the case where non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period in the EPC contract of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.

(ii)	Pyeongchang Wind Power Co., Ltd.
In the case where non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation.

(iii)	Daeryun Power Co., Ltd.
The Company reserves the right to participate in the transfer of shares in Daeryun Power Co., Ltd. on the same terms as Daeryun E&S Co., Ltd., if Daeryun E&S Co., Ltd. wishes to transfer its shares in Daeryun Power Co., Ltd.

(iv)	Daegu Green Power Co., Ltd.
The Company has a right to purchase all the shares of Daegu Green Power Co., Ltd. held by the financial investors at the yield-based transfer amount agreed with the shareholders. The Company can exercise its right 5, 10 and 13 years after the date of the investment. Also, the Company has a right to purchase all or part of the shares of Daegu Green Power Co., Ltd. held by Lotte Engineering & Construction Co. at the yield-based transfer amount agreed with the shareholders.

(v)	Yeonggwang Wind Power Co., Ltd.
In case the Company intends to purchase all or part of the shares from Daehan Green Energy Co., Ltd., which is a non-controlling shareholder, Daehan Green Energy Co., Ltd. has an obligation to evaluate the shares at fair value and transfer them to the Company.

(vi)	Omisan Wind Power Co., Ltd.
The Company has the right to claim Unison Co., Ltd. to transfer its shares in Omisan Wind Power Co., Ltd. either as a whole or as a part after the completion of the power generation complex, and if the Company exercises its right to claim transfer, Unison Co., Ltd. is obliged to transfer such shares at fair value to the Company or a third party designated by the Company.

(vii)	Geumsungsan Wind Power Co., Ltd.
The Company has a right to purchase shares owned by Daemyung Energy Co., Ltd., within the range of 18%, for 3 years after the commencement of the operation.

(viii)	Seungmun Green Energy
According to the special conditions of the REC trading contract, the Company may demand the sale of ownership stakes held by other investors to the Company, or the investors may acquire new stakes or modify business documents through a capital increase in Seungmun Green Energy with prior written consent from the trustee. In the event that other investors sell their stakes to the Company, they may demand that the Company purchase their stakes in the future if certain conditions are met.

(ix)	Taebaek Guinemi Wind Power Co., Ltd.
If shareholders of Taebaek Guinemi Wind Power Co., Ltd. other than the Company intend to sell their shares after the elapse of warranty period for wind power generators specified in the EPC contract, the Company has preferential right to other parties and third parties to take over the shares that the shareholders want to sell at fair value by reaching agreement with the shareholders on the timing of sales and volume of shares to be sold considering the financial conditions, management conditions and others.

(x)	HORANG ENERGY Inc.
The Company has the right to purchase all or partial shares of HORANG ENERGY Inc. held by other shareholders after three years have elapsed from the date of commencing the operations under the unanimous agreement of all shareholders. The Company also has an obligation to sell its shares in HORANG ENERGY Inc. either as a whole or as a part to CNcore Co., Ltd. after three years have elapsed from the date of commencing the operations upon the claim of CNcore Co., Ltd., under the unanimous agreement of all shareholders.

(xi)	Namyangju Combined Heat and Power Co., Ltd.
The Company has an obligation to purchase certain shares from Narae Energy Co., Ltd. at fair value when Narae Energy Co., Ltd. intends to sell its shares in Namyangju Combined Heat and Power Co., Ltd. on the exercise date agreed upon in accordance with the shareholders’ agreement. If Narae Energy Co., Ltd. becomes the largest equity holder by selling, assigning, or transferring shares in accordance with the shareholders’ agreement, the Company is obligated to guarantee the drag-along right that allows Narae Energy Co., Ltd. to sell the shares held by both shareholders under the same conditions.

(xii)	Jeongeup Green Power Co., Ltd.
The Company has the right to acquire the shares held by M Eco Co., Ltd. at fair value on the date when it has been third, seventh, and tenth year from the beginning date of commercial operation. However, if M Eco Co., Ltd. transfers its shares to the entity holding the majority of shares in M Eco Co., Ltd., its right to transfer shares to the shareholder prevails the Company’s right to acquire shares from M Eco Co., Ltd.

(8)	Significant restrictions on the Company’s abilities on associates or joint ventures as of December 31, 2025 are as follows:

Company	Nature and extent of any significant restrictions

Daegu Green Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Pyeongchang Wind Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions.

Daeryun Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions. Shares cannot be wholly or partially transferred without prior consent of the financial institutions.

KNH Solar Co., Ltd.	Shares cannot be wholly or partially transferred without the prior written consent of other shareholders.

Korea Power Engineering Service Co., Ltd.	Shares cannot be wholly or partially transferred without the consent of the board of directors.

Daehan Wind Power PSC	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Daejung Offshore Wind Power Co., Ltd.	Before the commencement of the operation, shares cannot be wholly or partially transferred without the prior written consent of other shareholders.

Naepo Green Energy Co., Ltd.	Dividends can only be paid to shareholders when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior consent of interested parties. All or part of the stocks held cannot be transferred without the written consent of the financial institution and if the conditions for the O&M utilization rate are not met or if a payment deferment is necessary due to the fulfillment of the obligation to provide funds, the contract amount will be paid in a subordinated order.

Solaseado Solar Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the shareholders’ agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of other stakeholders including shareholders and financial institutions.

Samcheok Eco Materials Co., Ltd.	Dividends can only be paid when all conditions of the shareholders’ agreement are satisfied. Also, shares cannot be wholly or partially transferred without the written consent of the other shareholders.

Taebaek Guinemi Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied and consent of the financial institutions is obtained. Also, shares cannot be wholly or partially transferred without the written consent of the financial institutions.

Indeck Niles Asset Management, LLC	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Indeck Niles Development, LLC	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar IV SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar V SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Diego de Almagro Solar SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Laurel SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar I SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Kelar S.A.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

GS Donghae Electric Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Company	Nature and extent of any significant restrictions

Honam Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied.

Seokmun Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.

Chun-cheon Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, principals and interests on subordinated loans shall not be paid until the payment conditions are satisfied.

Yeonggwangbaeksu Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.

Yeonggwang Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Jamaica Public Service Company Limited	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

PT. Tanjung Power Indonesia	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Daesan Green Energy Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Taebaek Gadeoksan Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when prior written consent of financial institutions is obtained.

Bitsolar Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Omisan Wind Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without the consent of the stakeholders including other shareholders financial institutions. Also, either of Korea Southern Power Co., Ltd., a subsidiary of the Company, and Unison Co., Ltd. shall not transfer their shares to others wholly or partially until 4 years have passed from the completion of power complex without the written consent from the other party. In case the shares of each party become less than 10% of outstanding shares after the transfer, it also requires the written consent from the other party.

Yangyang Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Busan Industrial Solar Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Geumsungsan Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred for 3 years after the commencement of operation, and also cannot be transferred or disposed to the third party in a way not permitted in the financial documents without prior written consent of an agent bank.

KPE green energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Cheongju Eco Park Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied, or permitted by related financing contracts, or prior written consent of financial institutions is obtained.

Goheung New Energy Co., Ltd.	Payment of dividends or repayment of loans such as subordinated loans to the investors can only be made when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained.

Company	Nature and extent of any significant restrictions

Seungmun Green Energy	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Trumbull Asset Management, LLC	Shares cannot be either wholly or partially transferred without the consent of the stakeholders.

HORANG ENERGY Inc.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be either wholly or partially transferred before three years have passed after the commencement of operation, and also cannot be transferred or disposed to the third party in a way not permitted in the financial documents without prior written consent of an agent bank.

Yanggu Floating Photovoltaic Power Plant Inc.	Payment of dividends or repayment of loans such as subordinated loans to the investors can be made only when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Hoenggye Renewable Energy Co., Ltd.	Dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained.

Dongducheon Dream Power Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid only when all conditions of the loan agreement are satisfied. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be either wholly or partially transferred without prior consent of the stakeholders.

Shin Pyeongtaek Power Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Seoroseoro Sunny Power Plant Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Anjwa Smart Farm & Solar City Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Muan Solar Park Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

YuDang Solar Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Haemodum Solar Co., Ltd.	Principals and interest payments on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

Cheongna Energy Co., Ltd.	Principals and interest payments on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

Hapcheon Floating Photovoltaic Power Plant Inc.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Yeongwol Eco Wind Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Gurae Resident Power Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Company	Nature and extent of any significant restrictions

Gunsan Land Solar Co., Ltd.
Principals and interest payments on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained. When the internal rate of return defined in shareholders’ agreement is met, any excessive dividend income must be provided to Gunsan City.

Eumseong Eco Park Co., Ltd.
Dividends and settlement amounts for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

PungBack Wind Farm Corporation
Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Seobusambo highway photovoltaics Co., Ltd.
Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Haman Green Energy Co., Ltd.
Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained or prior written consent of financial institutions is obtained. In addition, the Company cannot transfer all or part of its shares without the consent of other shareholders until five years have elapsed from the date of issuance of the acquisition notice after the comprehensive completion of the EPC contract for the project, and shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

Jeongeup Green Power Co., Ltd.
Dividends to investors are only possible when the conditions in the loan agreement are met or prior written consent from the financial institution is obtained, and subordinated loans cannot be paid to investors before the loan principal and interest are fully repaid. Additionally, all or part of the shares held cannot be transferred without the consent of other shareholders before the commencement of commercial operation of this business. The entity’s stocks may not be transferred to a third party or otherwise disposed of in a manner not permitted in the financial documents without the prior written consent of the agent bank.

Nepal Water & Energy Development Company Private Limited	The Company must maintain a minimum percentage of ownership (50%) until the project completion date and thereafter.

Goseong Green Power Co., Ltd.	Shares cannot be either wholly or partially transferred before the final completion date of the project without the consent of the stakeholders.

Gangneung Eco Power Co., Ltd.	Shares cannot be either wholly or partially transferred until two years have elapsed from the final completion date of the project without the consent of the stakeholders.

S-Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred without prior consent of the stakeholders is obtained.

South Jamaica Power Company Limited	Dividends can be paid only when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Rutile BESS Holdings, LLC	Shares cannot be either wholly or partially transferred without prior written consent of other stakeholders.

Kumyang Eco Park Co., Ltd.
Dividends and payables from settlement for renewable energy certificates can only be paid when all conditions of the loan agreement are satisfied or a prior written consent of financial institutions is obtained.

HyChangwon Fuel Cell. Co., Ltd.
Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. In addition, the Company cannot transfer all or part of its shares until five years have elapsed from the date of issuance of the acquisition notice. Shares cannot be wholly or partially transferred without obtaining prior written consent of the financial institutions.

Company	Nature and extent of any significant restrictions

Roof One Energy Co., Ltd.	Dividends can only be paid when all conditions prescribed in the loan agreement are satisfied. Shares cannot be wholly or partially transferred without obtaining prior consent of the stakeholders.

Amaala Sustainable Company for Energy LLC	Dividends may be payable only when all conditions prescribed in the loan agreement between Amaala Sustainable Company for Energy LLC and financial institution are satisfied.

Namjeju Bitdream Energy Co., Ltd.	Dividends can only be paid when all conditions prescribed in the loan agreement are satisfied. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Cheonwang Green Energy Co., Ltd.	Dividends can only be paid when all conditions prescribed in the loan agreement are satisfied. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Haetbyeotgil Solar Co., Ltd.	Dividends can only be paid when all conditions prescribed in the loan agreement are satisfied. Shares cannot be wholly or partially transferred without obtaining prior consent of the stakeholders.

Luluah SKY Energy Holding Ltd.	Dividends can only be paid when all conditions prescribed in the loan agreement are satisfied. Shares cannot be wholly or partially transferred without obtaining prior consent of the stakeholders.